091296-16                                               Registration No. 33-6836

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549
                          -----------------------------

                                    FORM N-1A
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           |X|

                         Pre-Effective Amendment No.   [ ]


                       Post-Effective Amendment No. 18 |X|
                                     and/or


       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 |X|


                              Amendment No. 20 |X|

                        (Check appropriate box or boxes.)

                              EASTCLIFF FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

             900 Second Avenue South
                    Suite 300
              Minneapolis, Minnesota                         55402
     (Address of Principal Executive Offices)              (Zip Code)

                                 (612) 336-1444
              (Registrant's Telephone Number, including Area Code)

                                                            Copy to:
                  John Clymer                          Richard L. Teigen
            900 Second Avenue South                     Foley & Lardner
                   Suite 300                       777 East Wisconsin Avenue
          Minneapolis, Minnesota 55402             Milwaukee, Wisconsin 53202
    (Name and Address of Agent for Service)
                         ------------------------------


Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective.


It is proposed that this filing become effective (check appropriate box)

[ ]      immediately upon filing pursuant to paragraph (b)


|X|      on  October 30, 1998 pursuant to paragraph (b)


[ ]      60 days after filing pursuant to paragraph (a) (1)

[ ]      on  (date)  pursuant to paragraph (a) (1)

[ ]      75 days after filing pursuant to paragraph (a) (2)

[ ]      on  (date)  pursuant to paragraph (a) (2) of Rule 485



                              EASTCLIFF FUNDS, INC.
                              CROSS REFERENCE SHEET

         (Pursuant to Rule 481 showing the location in the Prospectus and the Statement of Additional Information of the responses to the items of Parts A and B of Form N-1A.)

                                                         Caption or Subheading in Prospectus
               Item No. on Form N-1A                     or Statement of Additional Information

 (1)    Cover Page                                      Cover Page
 (2)    Synopsis                                        Expense Information
 (3)    Condensed Financial Information                 Financial Highlights; Performance Information
 (4)    General Description of Registrant               Introduction; Investment Objectives and Policies; Investment

                                                         Practices and Risks

 (5)    Management of the Fund                          Management of the Funds; Brokerage Transactions
5A.      Management's Discussion of Fund                 Included in Annual Report to Shareholders

         Performance

 (6)    Capital Stock and Other Securities              Dividend Reinvestment; Dividends, Distributions and Taxes;
                                                         Capital Structure; Shareholder Reports
 (7)    Purchase of Securities Being Offered            Distribution Plan; Determination of Net Asset Value; Purchase
                                                         of Shares; Exchange Privilege; Dividend Reinvestment;
                                                         Automatic Investment Plan; Retirement Plans
 (8)    Redemption or Repurchase                        Redemption of Shares; Systematic
                                                         Withdrawal Plan
 (9)    Legal Proceedings                               *

Part B - INFORMATION REQUIRED IN STATEMENT OF ADDITIONAL  INFORMATION

(10) Cover                                              Page  Cover  Page

(11) Table of  Contents                                 Table  of  Contents


------------------
     * Answer negative or inapplicable



(12) General Information and History                    General Information and History

(13) Investment Objectives and Policies                 Investment Restrictions; Investment Considerations

(14) Management of the Registrant                       Directors and Officers of the Corporation

(15) Control Persons and Principal Holders of           Directors and Officers of the Corporation; Ownership of
         Securities                                      Management and Principal Shareholders

(16) Investment Advisory and Other Services             Investment Adviser, Portfolio Managers and Administrator;

                                                         Distribution of Shares; Custodian; Independent Accountants

(17) Brokerage Allocation and  Other Practices          Allocation of Portfolio Brokerage

(18) Capital Stock and Other Securities                 Included in Prospectus under "Capital Structure" and

                                                         Shareholder Meetings

(19) Purchase, Redemption and Pricing of                Included in Prospectus under "Determination of Net Asset
         Securities Being Offered                        Value"; "Dividend Reinvestment"; "Automatic Investment Plan";
                                                         "Systematic Withdrawal Plan"; "Exchange Privilege"; and
                                                         "Retirement Plans"; Determination of Net Asset Value and
                                                         Performance; Information Incorporated by Reference


(20) Tax Status                                         Taxes

(21) Underwriters                                       *

(22) Calculations of Performance Data                   Determination of Net Asset Value and Performance

(23) Financial Statements                              Financial Statements



------------------
   * Answer negative or inapplicable

                              P R O S P E C T U S

                             (EASTCLIFF FUNDS LOGO)

                             Eastcliff Growth Fund

                          Eastcliff Total Return Fund

                            Eastcliff Regional Small

                           Capitalization Value Fund

                              Eastcliff Contrarian
                                   Value Fund

                              NO-LOAD MUTUAL FUNDS

P R O S P E C T U S                                       OCTOBER 31, 1998

                             (EASTCLIFF FUNDS LOGO)

                            900 SECOND AVENUE SOUTH
                            300 INTERNATIONAL CENTRE
                          MINNEAPOLIS, MINNESOTA 55402
                                 (612) 336-1444

Eastcliff Funds, Inc. (the "Corporation") is an open-end, diversified management investment company consisting of four separate portfolios, the Eastcliff Growth Fund (the "Growth Fund"), the Eastcliff Total Return Fund (the "Total Return Fund"), the Eastcliff Regional Small Capitalization Value Fund (the "Regional Small Cap Fund") and the Eastcliff Contrarian Value Fund (the "Contrarian Value Fund") (collectively, the "Eastcliff Funds" or "Funds"), offering distinct investment choices.

EASTCLIFF GROWTH FUND

The investment objective of the Growth Fund is to produce long-term growth of capital. The Growth Fund seeks to achieve its objective by investing principally in equity securities.

EASTCLIFF TOTAL RETURN FUND

The investment objective of the Total Return Fund is to realize a combination of capital appreciation and income which will result in the highest total return, while assuming reasonable risks. The term "reasonable risks" refers to the judgment of the Total Return Fund's investment adviser or portfolio manager that investment in certain securities would not present an excessive risk of loss in light of current and anticipated future general market and economic conditions, trends in yields and interest rates, and fiscal and monetary policies. The Total Return Fund intends to invest in a combination of equity and debt securities.

EASTCLIFF REGIONAL SMALL CAPITALIZATION VALUE FUND

The investment objective of the Regional Small Cap Fund is to produce capital appreciation. The Regional Small Cap Fund seeks to achieve its objective by investing principally in equity securities of small capitalization companies headquartered in Minnesota, North and South Dakota, Montana, Wisconsin, Michigan, Iowa, Nebraska, Colorado, Illinois, Indiana and Ohio.

EASTCLIFF CONTRARIAN VALUE FUND

The investment objective of the Contrarian Value Fund is to produce long-term capital appreciation. The Contrarian Value Fund seeks to achieve its objective by investing in out-of-favor, undervalued companies with restructuring and turnaround potential.

SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, INCLUDING RESOURCE TRUST COMPANY AND ANY OF ITS AFFILIATES, NOR ARE THEY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. AN INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL, DUE TO FLUCTUATIONS IN EACH FUND'S NET ASSET VALUE.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



This Prospectus sets forth concisely the information about the Funds that prospective investors should know before investing. Investors are advised to read this Prospectus and retain it for future reference. This Prospectus does not set forth all of the information included in the Registration Statement and Exhibits thereto which the Funds have filed with the Securities and Exchange Commission. A Statement of Additional Information, dated October 31, 1998, which is a part of such Registration Statement, is incorporated by reference in this Prospectus. Copies of the Statement of Additional Information will be provided without charge to each person to whom a Prospectus is delivered upon written or oral request made by writing to the address or calling the telephone number, stated above. All such requests should be directed to the attention of the Corporation's Vice President.



                               TABLE OF CONTENTS



                                               PAGE
                                               ----
Expense Information                              i
Financial Highlights                             1
Introduction                                     4
Investment Objectives and Policies               4
Investment Practices and Risks                   7
Management of the Funds                         10
Distribution Plan                               14
Determination of Net Asset Value                14
Purchase of Shares                              15
Redemption of Shares                            16
Exchange Privilege                              18
Dividend Reinvestment                           19
Automatic Investment Plan                       19
Systematic Withdrawal Plan                      20
Retirement Plans                                20
Dividends, Distributions and Taxes              22
Brokerage Transactions                          22
Capital Structure                               23
Shareholder Reports                             24
Year 2000                                       24
Performance Information                         24
Share Purchase Application              centerfold


                              EXPENSE INFORMATION

                                                 EASTCLIFF          EASTCLIFF        EASTCLIFF REGIONAL   EASTCLIFF CONTRARIAN
                                                GROWTH FUND     TOTAL RETURN FUND      SMALL CAP FUND          VALUE FUND
                                               ------------    ------------------   --------------------  --------------------
SHAREHOLDER TRANSACTION EXPENSES
  Maximum Sales Load Imposed on
    Purchases or Reinvested Dividends               NONE                NONE                  NONE                 NONE
  Deferred Sales Load                               NONE                NONE                  NONE                 NONE
  Redemption Fee                                   NONE*<F1>            NONE*<F1>            NONE*<F1>             NONE*<F1>
  Exchange Fee                                      NONE                NONE                  NONE                 NONE
ANNUAL FUND OPERATING EXPENSES
  (AS A PERCENTAGE OF AVERAGE NET ASSETS)
  Management Fees                                  1.00%                1.00%                1.00%                1.00%
  12b-1 Fees                                       0.00%**<F2>          0.00%**<F2>          0.00%**<F2>          0.00%**<F2>
  Other Expenses (after reimbursement)             0.30%***<F3>         0.30%***<F3>         0.30%***<F3>         0.30%***<F3>
                                                 -------             -------               -------              -------
  TOTAL FUND OPERATING EXPENSES
    (AFTER REIMBURSEMENT)                          1.30%***<F3>         1.30%***<F3>         1.30%***<F3>         1.30%***<F3>
                                                 -------             -------               -------              -------
                                                 -------             -------               -------              -------

   *<F1>   A fee of $12.00 is charged for each wire redemption.
   **<F2> Although each of the Funds has adopted a 12b-1 Plan, each presently intends not to pay any 12b-1 Fees during the fiscal year ending June 30, 1999.
   ***<F3> Other Expenses and Total Fund Operating Expenses reflect the fact that the Adviser has voluntarily agreed to waive its advisory fee and/or reimburse other operating expenses to the extent necessary to ensure that Total Fund Operating Expenses do not exceed 1.30% of the average daily net assets of each of the Growth Fund, the Total Return Fund, the Regional Small Cap Fund and the Contrarian Value Fund. Total Fund Operating Expenses and Other Expenses for the Total Return Fund for the fiscal year ended June 30, 1998 would have been 1.42% and 0.42%, respectively, without the expense reimbursement. Total Fund Operating Expenses and Other Expenses for the Contrarian Value Fund for the period from December 30, 1997 (commencement of operations) to June 30, 1998 would have been 1.49% (annualized) and 0.49% (annualized), respectively, without the expense reimbursement.

                                                              1 YEAR        3 YEARS        5 YEARS        10 YEARS
                                                             --------       --------       --------       --------
EXAMPLE:
An investor would pay the following expenses on a
$10,000 investment, assuming (1) 5% annual return and
(2) redemption at the end of each time period:
    Eastcliff Growth Fund                                     $132           $412           $713          $1,568
    Eastcliff Total Return Fund                               $132           $412           $713          $1,568
    Eastcliff Regional Small Capitalization Value Fund        $132           $412           $713          $1,568
    Eastcliff Contrarian Value Fund                           $132           $412           $713          $1,568



  The purpose of the preceding table is to assist investors in understanding the various costs that an investor in a particular Fund will bear, directly or indirectly. THEY SHOULD NOT BE CONSIDERED TO BE A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN. The Annual Fund Operating Expenses are based on the actual expenses for the year ended June 30, 1998. The example assumes a 5% annual rate of return pursuant to requirements of the Securities and Exchange Commission. This hypothetical rate of return is not intended to be representative of past or future performance of any of the Funds.

                              FINANCIAL HIGHLIGHTS
  (Selected Data for each share of a Fund outstanding throughout each period)


  The Financial Highlights of the Funds should be read in conjunction with the Funds' audited financial statements and notes thereto, included in the Funds' Annual Report to Shareholders which contains the auditor's report as to the Financial Highlights. The Funds' audited financial statements, notes thereto and auditor's report thereon contained in the Funds' Annual Report to Shareholders are incorporated by reference into the Statement of Additional Information. The Financial Highlights of each Fund set forth below have been audited. Further information about the performance of the Funds is also contained in the Funds' Annual Report to Shareholders, copies of which may be obtained, without charge, upon request. Prior to December 17, 1987, the investment adviser to the Total Return Fund was Resource Capital Advisers, Inc. and from December 17, 1987 until December 31, 1994, the investment adviser to the Total Return Fund was Fiduciary Management, Inc.

EASTCLIFF GROWTH FUND
                                                               FOR THE YEARS          FOR THE PERIOD FROM
                                                               ENDED JUNE 30,         JULY 1, 1995+<F4> TO
                                                            -------------------

                                                              1998          1997          JUNE 30, 1996
                                                             ------        ------    ----------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                          $13.92       $12.56             $10.00
Income from investment operations:
   Net investment loss (a)<F5>                                (0.15)        (0.14)            (0.08)
   Net realized and unrealized gains on investments            4.71          1.50               2.64
                                                            -------       -------            -------
Total from investment operations                               4.56          1.36               2.56
Less distributions:
   Dividend from net investment income                           --            --                 --
   Distribution from net realized gains                       (0.63)           --                 --
                                                            -------       -------            -------
Total from distributions                                      (0.63)           --                 --
                                                            -------       -------            -------
Net asset value, end of period                               $17.85        $13.92             $12.56
                                                            -------       -------            -------
                                                            -------       -------            -------
TOTAL INVESTMENT RETURN                                       33.9%         10.8%              25.6%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's $)                       56,594        46,389             46,193
Ratio of expenses (after reimbursement)
   to average net assets (b)<F6>                               1.3%          1.3%               1.3%
Ratio of net investment loss to
   average net assets (c)<F7>                                  (0.9%)       (1.0%)             (0.8%)
Portfolio turnover rate                                       93.3%         54.3%              40.3%

 +<F4>    Commencement of operations.
 (a)<F5> Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
 (b)<F6> Computed after giving effect to adviser's expense limitation undertaking. If the Fund had paid all of its expenses, the ratio would have been, for the years ended June 30, 1997 and 1996, 1.3% and 1.4%, respectively.
 (c)<F7> If the Fund had paid all of its expenses, the ratio would have been, for the years ended June 30, 1997 and 1996, (1.0%) and (0.9%), respectively.

EASTCLIFF TOTAL RETURN FUND
                                                                FOR THE
                                                                PERIOD
                                                                 FROM
                                                              OCTOBER 1,
                                          YEARS ENDED           1994 TO
                                           JUNE 30,            JUNE 30,                  YEARS ENDED SEPTEMBER 30,
                                  --------------------------              ------------------------------------------------------
                                    1998     1997       1996     1995      1994      1993      1992     1991      1990     1989
                                   ------   ------     ------   ------    ------    ------    ------   ------    ------   ------
PER SHARE OPERATING
  PERFORMANCE:
Net asset value,
  beginning of year               $16.86    $14.62    $11.96    $11.92    $12.38    $11.96    $11.56   $  9.47    $11.40   $ 9.88
Income from
  investment operations:
   Net investment income            0.23      0.23      0.09      0.14      0.15      0.19      0.13      0.28      0.33     0.24
   Net realized and
     unrealized gains (losses)
      on investments                5.19      3.47      2.90      0.71      0.12      1.28      1.27      2.30     (1.82)    1.40
                                  ------    ------    ------    ------    ------    ------    ------    ------    ------   ------
Total from investment
  operations                        5.42      3.70      2.99      0.85      0.27      1.47      1.40      2.58     (1.49)    1.64
Less distributions:
   Dividends from net
     investment income             (0.25)    (0.12)    (0.17)    (0.14)    (0.18)    (0.15)    (0.23)    (0.36)    (0.26)   (0.11)
   Distributions from net
     realized gains                (0.53)    (1.34)    (0.16)    (0.67)    (0.55)    (0.90)    (0.77)    (0.13)    (0.18)   (0.01)
                                  ------    ------    ------    ------    ------    ------    ------    ------    ------   ------
Total from distributions           (0.78)    (1.46)    (0.33)    (0.81)    (0.73)    (1.05)    (1.00)    (0.49)    (0.44)   (0.12)
                                  ------    ------    ------    ------    ------    ------    ------    ------    ------   ------
Net asset value, end of year      $21.50    $16.86    $14.62    $11.96    $11.92    $12.38    $11.96    $11.56   $  9.47   $11.40
                                  ------    ------    ------    ------    ------    ------    ------    ------    ------   ------
                                  ------    ------    ------    ------    ------    ------    ------    ------    ------   ------
TOTAL INVESTMENT
  RETURN (D)<F11>                  33.3%     28.1%     25.4%   10.4%(a)<F8> 2.2%     13.4%     13.2%     28.7%    (13.5%)   16.8%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
  (in 000's $)                    25,454    21,626    17,799    15,806     2,478     2,683     2,631     2,225     2,055    2,728
Ratio of expenses
   (after reimbursement)
   to average net
   assets (b)<F9>                   1.3%      1.3%      1.3%   1.5%(a)<F8>  2.0%      2.0%      2.7%      2.0%      2.4%     3.0%
Ratio of net investment income
    to average net
    assets (c)<F10>                 1.2%      1.5%      0.7%   2.5%(a)<F8>  1.3%      1.5%      1.2%      2.4%      2.8%     2.8%
Portfolio turnover rate            38.4%     58.3%     95.1%     89.4%     13.2%     28.0%     34.9%     38.0%     62.7%    27.2%

(a)<F8> Annualized.
(b)<F9> Computed after giving effect to adviser's expense limitation undertaking. If the Fund had paid all of its expenses, the ratios would have been, for the years ended June 30, 1998, 1997 and 1996, for the period from October 1, 1994 to June 30, 1995 and for the years ending September 30, 1994, 1993, 1992, 1991, 1990 and 1989, as follows: 1.4%,
        1.5%, 1.6%, 2.6%(a), 3.0%, 2.8%, 3.3%, 3.2%, 3.1% and 4.4%,
        respectively.
(c)<F10>If the Fund had paid all of its expenses, the ratios would have been, for the years ended June 30, 1998, 1997 and 1996, for the period from October 1, 1994 to June 30, 1995 and for the years ending September 30, 1994, 1993, 1992, 1991, 1990 and 1989, as follows: 1.1%, 1.3%, 0.4%,
        1.4%(a), 0.2%, 0.8%, 0.6%, 1.3%, 2.1% and 1.4%, respectively.
(d)<F11>Effective December 31, 1994, the Fund changed investment advisers from Fiduciary Management, Inc. to Resource Capital Advisers, Inc.

EASTCLIFF REGIONAL SMALL CAPITALIZATION VALUE FUND


                                                            FOR THE              FOR THE PERIOD FROM
                                                           YEAR ENDED        SEPTEMBER 16, 1996+<F12> TO
                                                         JUNE 30, 1998              JUNE 30, 1997
                                                        ---------------      ---------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                         $12.23                    $10.00
Income from investment operations:
  Net investment (loss) income                                (0.01)                     0.02
  Net realized and unrealized gains on investments             1.43                      2.23
                                                            -------                   -------
Total from investment operations                               1.42                      2.25
Less distributions:
  Dividends from net investment income                        (0.00)                    (0.02)
  Distributions from net realized gains                       (0.09)                       --
                                                            -------                   -------
Total from distributions                                      (0.09)                    (0.02)
                                                            -------                   -------
Net asset value, end of period                               $13.56                    $12.23
                                                            -------                   -------
                                                            -------                   -------
TOTAL INVESTMENT RETURN                                       11.7%                     22.5%**<F14>
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's $)                      62,139                     29,231
Ratio of expenses (after reimbursement)
  to average net assets (a)<F15>                               1.3%                      1.3%*<F13>
Ratio of net investment (loss) income
  to average net assets (b)<F16>                              (0.1%)                     0.3%*<F13>
Portfolio turnover rate                                       35.5%                     29.4%

+<F12>    Commencement of operations.
*<F13>    Annualized.
**<F14>   Not annualized.
   (a)<F15> Computed after giving effect to adviser's expense limitation undertaking. If the Fund had paid all of its expenses for the period September 16, 1996+<F12> to June 30, 1997, the ratio would have been 1.6%*<F13>.
   (b)<F16> If the Fund had paid all of its expenses for the period September 16, 1996+<F12> to June 30, 1997, the ratio would have been (0.0%)*.<F13>

   EASTCLIFF CONTRARIAN VALUE FUND

                                                        FOR THE PERIOD FROM
                                                     DECEMBER 30, 1997+<F17> TO
                                                           JUNE 30, 1998
                                                     --------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                           $10.00
Income from investment operations:
  Net investment income                                          0.04
  Net realized and unrealized gains on investments               0.37
                                                              -------
Total from investment operations                                 0.41
Less distributions:
  Dividend from net investment income                              --
  Distribution from net realized gains                             --
                                                              -------
Total from distributions                                           --
                                                              -------
Net asset value, end of period                                 $10.41
                                                              -------
                                                              -------
TOTAL INVESTMENT RETURN                                          4.1%**<F19>
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's $)                         19,569
Ratio of expenses (after reimbursement)
  to average net assets (a)<F20>                                 1.3%*<F18>
Ratio of net investment income
  to average net assets (b)<F21>                                 0.7%*<F18>
Portfolio turnover rate                                         13.6%

  +<F17>  Commencement of operations.
  *<F18>  Annualized.
 **<F19>  Not annualized.
 (a)<F20> Computed after giving effect to adviser's expense limitation undertaking. If the Fund had paid all of its expenses, the ratio would have been 1.5%*.<F18>
 (b) F21> If the Fund had paid all of its expenses, the ratio would have been 0.5%*.<F18>


                                  INTRODUCTION

  The Corporation is an open-end, diversified management investment company, better known as a mutual fund, registered under the Investment Company Act of 1940 (the "Act"). It was incorporated under the laws of Wisconsin on May 23, 1986. The Corporation consists of four funds: Eastcliff Growth Fund, Eastcliff Total Return Fund, Eastcliff Regional Small Capitalization Value Fund and Eastcliff Contrarian Value Fund. Each of the Funds obtains its assets by continuously selling its shares to the public. Proceeds from such sales are invested by the particular Fund in securities of other issuers. In this manner, each Fund: combines the resources of many investors, with each individual investor having an interest in every one of the securities owned by such Fund; provides each individual investor with diversification by investing in the securities of many different issuers; and, furnishes experienced management to select and watch over its investments. As an open-end investment company, the Corporation will redeem any of its outstanding shares on demand of the owner at their next determined net asset value. Registration of the Corporation under the Act does not involve supervision of the Corporation's management or policies by the Securities and Exchange Commission.

                       INVESTMENT OBJECTIVES AND POLICIES

EASTCLIFF GROWTH FUND

  The investment objective of the Growth Fund is to produce long-term growth of capital. The Growth Fund will seek to meet its objective by investing principally in equity securities. The Growth Fund generally will invest in domestic equity securities that are listed on a securities exchange or traded in
the over-the-counter market. Under   normal market conditions, the Growth Fund
will invest at least 65% of its total assets in equity securities, which may include common stocks, preferred stocks, convertible securities, and warrants. In addition, at least 80% of the Growth Fund's total assets will be invested in domestic securities and no more than 20% of the Growth Fund's total assets may be invested in foreign securities. The Growth Fund may also invest in corporate bonds, debentures and notes, debt securities issued or guaranteed by the United States government and its agencies or instrumentalities, and short-term money market instruments, such as U.S. Treasury Bills, bank certificates of deposit, commercial paper, commercial paper master notes and repurchase agreements. There can be no assurance that the Growth Fund will achieve its investment objective. See "Investment Practices and Risks."

  Investments may be made in well-known established companies, as well as in newer and relatively unseasoned companies. Potential investments for the Growth Fund are evaluated using fundamental analysis including criteria such as: earnings outlook, cash flow, asset values, sustainability of product cycles, expansion opportunities, management capabilities, industry outlook, competitive position, and current price relative to long-term value of the company. Investments generally will not be made on the basis of market timing techniques; rather, it is anticipated that the Growth Fund will be relatively fully invested at most times.

  At times, the Growth Fund's investment adviser or portfolio manager may invest in put or call options, futures contracts and options on futures contracts to hedge the Growth Fund's position in an individual security, provided that not more than 5% of the Growth Fund's net assets will be invested in put or call options and options on futures contracts and not more than 5% of its net assets will be invested in futures contracts. Such investments will be effected as a defensive measure during periods of anticipated market weakness and will not result in leveraging the Growth Fund. A description of the foregoing securities and the risks associated therewith is included in the Statement of Additional Information.

EASTCLIFF TOTAL RETURN FUND


  The investment objective of the Total Return Fund is to realize a combination of capital appreciation and income which will result in the highest total return, while assuming reasonable risks. The term "reasonable risks" refers to the judgment of the Total Return Fund's investment adviser or portfolio manager that investment in certain securities would not present an excessive risk of loss in light of current and anticipated future general market and economic conditions, trends in yields and interest rates, and fiscal and monetary policies. Because the Total Return Fund's objective is to realize the highest total return, the percentage of such Fund's portfolio invested to produce capital appreciation may at any time be greater or less than the percentage of such Fund's portfolio invested to produce current income. In seeking to attain the Total Return Fund's objective, such Fund intends to invest in common stocks, both growth and income-oriented, preferred stocks, securities convertible into common stocks, warrants, corporate bonds, debentures and notes, asset-backed or mortgage-backed securities, debt securities issued or guaranteed by the United States government and its agencies or instrumentalities, short-term money market instruments, such as U.S. Treasury Bills, bank certificates of deposit, commercial paper, commercial paper master notes and repurchase agreements and securities of foreign issuers. There can be no assurance that the Total Return Fund will achieve its investment objective. See "Investment Practices and Risks."


  No minimum or maximum percentage of the Total Return Fund's assets is required to be invested in common stocks or any other type of security. At times, the Total Return Fund may be 100% invested in common stocks and other types of equity securities. On the other hand, when the Total Return Fund's investment adviser or portfolio manager believes that in the light of current economic and market conditions such Fund's investment objective may be more readily attainable in debt securities, up to 100% of the Total Return Fund's assets may be invested in such securities. Among the economic and market conditions considered by the Total Return Fund's investment adviser are: historic dividend yields as compared to current dividend yields; historic price-earnings ratios as compared to current price-earnings ratios; interest rate movements; and, inflation measures. If, based on the investment adviser's evaluation, the investment adviser determines that prices of common stocks will generally rise, the investment adviser will cause the Total Return Fund to invest principally in common stocks or other equity securities. If, based on the investment adviser's evaluation, the investment adviser determines that prices of common stocks will generally decline or remain stable, the investment adviser will cause such Fund to invest principally in debt securities.


  The Total Return Fund's investment adviser and portfolio manager consider various financial characteristics including: earnings growth; book value; net current asset value per share; replacement cost; and, dividends. The investment adviser will study the financial statements of the issuing corporation and other companies in the same industry, market trends and economic conditions in general. No formula is used in such analysis. Common stocks will generally be purchased for long-term capital appreciation. However in appropriate situations purchases may be made with the expectation of price appreciation over a relatively short period of time. The Total Return Fund's investments in commons stocks and other equity-type investments, such as preferred stocks, securities convertible into common stocks and warrants, may be made without regard to any objective criteria such as size, exchange listing or seasoning. The Total Return Fund may invest in both exchange-listed and over-the-counter securities, in small or large companies, and in well-established or unseasoned companies.

EASTCLIFF REGIONAL SMALL CAPITALIZATION VALUE FUND

  The investment objective of the Regional Small Cap Fund is to produce capital appreciation. The Regional Small Cap Fund seeks to achieve its objective by investing, in normal market conditions, at least 65% of its total assets in equity securities of small capitalization companies headquartered in Minnesota, North and South Dakota, Montana, Wisconsin, Michigan, Iowa, Nebraska, Colorado, Illinois, Indiana and Ohio.


  The Regional Small Cap Fund's investment adviser and portfolio manager invests primarily in the securities of small capitalization companies which, in their opinion, generally have the following characteristics: company-specific fundamentals that grow shareholder value; experienced, shareholder-oriented management; and, undervaluation by the market. Small capitalization companies are generally deemed those with market capitalizations of less than $1.5 billion.


  In addition to the risks associated with investing in small capitalization companies, the Regional Small Cap Fund's policy of concentrating its equity investments in a geographic region means that it may be subject to adverse economic, political or other developments in that region. Although the region in which the Regional Small Cap Fund principally invests has a diverse industrial base (including, but not limited to, agriculture, mining, retail, transportation, utilities, heavy and light manufacturing, financial services, insurance, computer technology and medical technology), this industrial base may not be as diverse as that of the country as a whole. The Regional Small Cap Fund may be less diversified by industry and company than other funds with a similar investment objective and no geographic limitation.

  The Regional Small Cap Fund may also invest up to 35% of its total assets in equity securities without regard to the location of the issuer's headquarters or the issuer's market capitalization, corporate bonds, debentures and notes, debt securities issued or guaranteed by the United States government and its agencies or instrumentalities, short-term money market instruments, such as U.S. Treasury Bills, bank certificates of deposit, commercial paper, commercial paper master notes and repurchase agreements. There can be no assurance that the Regional Small Cap Fund will achieve its investment objective. See "Investment Practices and Risks".

  At times the Regional Small Cap Fund's investment adviser or portfolio manager may purchase put and call options on equity securities and on stock indices and write covered call options on equity securities owned by the Regional Small Cap Fund in an effort to reduce risk. Not more than 5% of the Regional Small Cap Fund's net assets will be invested in put and call options and the premium received by the Regional Small Cap Fund with respect to unexpired call options written by the Regional Small Cap Fund will not exceed 5% of the Regional Small Cap Fund's net assets. Such investments will be effected during periods of anticipated market weakness and will not result in leveraging the Regional Small Cap Fund. A description of the foregoing securities and the risks associated therewith is included in the Statement of Additional Information.

EASTCLIFF CONTRARIAN VALUE FUND

  The investment objective of the Contrarian Value Fund is to produce long-term capital appreciation. The Contrarian Value Fund seeks to achieve its objective by investing principally in equity securities of out-of-favor, undervalued companies with restructuring and turnaround potential.

  The Contrarian Value Fund's investment adviser and portfolio manager utilize a proprietary screening process and bottom-up analysis to identify and value a company's individual business segments and private market value. The portfolio manager conducts intensive fundamental research to determine whether there is opportunity for shareholder-oriented management to refocus and grow the company to produce higher earnings that lead to higher stock prices. The Contrarian Value Fund's portfolio manager will meet with the senior management of the companies selected for the portfolio.


  The Contrarian Value Fund will hold a relatively limited number of securities (i.e., generally 35-40 or less, other than money market instruments) which generally will sell at a substantial discount to their private market value, have the potential of doubling their earnings power, and have significant price appreciation potential over a three-year period. This investment approach provides for an average holding period of three years and annual turnover of approximately 35%. It is anticipated that the Contrarian Value Fund will be relatively fully invested at all times, with cash as a residual of the investment process; but, in normal market conditions it will have at least 85% of its net assets invested in common stocks. The Contrarian Value Fund may also invest in convertible securities, preferred stocks, corporate bonds, debentures and notes, debt securities issued or guaranteed by the United States government and its agencies or instrumentalities, and short-term money market instruments, such as U.S. Treasury Bills, bank certificates of deposit, commercial paper, commercial paper master notes and repurchase agreements.

  The risks associated with the Contrarian Value Fund's investment style, over and above a general market decline, include: the company's anticipated restructuring events do not materialize; the underlying private market value deteriorates; or, key senior management departs. In addition, a period of severe economic or financial distress could cause a temporary decline in shareholder value-enhancing strategies such as asset sales, debt reduction, spin-offs and share buybacks. These actions are integral to the success of the Contrarian Value Fund's investment process. Since out-of-favor stocks often are not widely followed, there is also the risk that improving fundamentals may not be recognized as quickly as would be the case with more widely followed stocks and that the market for out-of-favor stocks may be more volatile than the market for stocks where there is greater trading volume. In taking a contrarian position there is always the risk that the negative opinion of the majority is correct. Therefore, there can be no assurance that the Contrarian Value Fund will achieve its investment objective. See "Investment Practices and Risks."


  At times the Contrarian Value Fund's investment adviser or portfolio manager may purchase put and call options on equity securities and on stock indices and write covered call options on equity securities owned by the Contrarian Value Fund in an effort to reduce risk. Not more than 5% of the Contrarian Value Fund's net assets will be invested in put and call options and the premium received by the Contrarian Value Fund with respect to unexpired call options written by the Contrarian Value Fund will not exceed 5% of the Fund's net assets. Such investments will be effected during periods of anticipated market weakness and will not result in leveraging the Contrarian Value Fund. A description of the foregoing securities and the risks associated therewith is included in the Statement of Additional Information.

                         INVESTMENT PRACTICES AND RISKS

  In addition to the investment policies described above (and subject to certain restrictions described below) each of the Funds may invest in the following securities and may employ some or all of the following investment techniques, some of which may present special risks as described below. A more complete discussion of certain of these securities and investment techniques and the associated risks is contained in the Statement of Additional Information.

EQUITY SECURITIES GENERALLY

  The market prices of individual stocks, and of stocks in general, are frequently subject to significant volatility. Investors should be aware that since the major portion of each Fund's portfolio will normally be invested in common stocks, such Fund's net asset value may be subject to greater fluctuation than a portfolio containing a substantial amount of fixed income securities. Each Fund is intended for investors who can accept the risks involved in investments in equity and equity-related securities. An investment in shares of any of the Funds does not constitute a complete investment program. Investors may wish to complement an investment in the Funds with other types of investments.

SMALL CAPITALIZATION COMPANIES


  Each Fund may invest a substantial portion of its assets in small capitalization companies. While small capitalization companies can provide greater growth potential than larger, more mature companies, investing in the securities of such companies also involves greater risk and potential price volatility. These companies often involve higher risks because they lack the management experience, financial resources, product diversification, markets, distribution channels and competitive strengths of larger companies. In addition, in many instances, the frequency and volume of their trading is substantially less than is typical of larger companies. Therefore, the securities of smaller companies, as well as start-up companies, may be subject to wider price fluctuations. The spreads between the bid and asked prices of the securities of these companies in the U.S. over-the-counter market typically are larger than the spreads for more actively traded securities. As a result, a Fund could incur a loss if it determined to sell such a security shortly after its acquisition. When making large sales, a Fund may have to sell portfolio holdings at discounts from quoted prices or may have to make a series of small sales over an extended period of time due to the trading volume of smaller company securities. Small capitalization companies tend to have less potential for current dividend income than investments in larger, more mature companies. Not more than 5% of the Total Return Fund's assets and 10% of each of the Growth Fund's, Regional Small Cap Fund's and Contrarian Value Fund's assets may be invested in unseasoned companies (defined as companies which have a record of less than three years of continuous operation, including the operation of a predecessor business of a company which came into existence as a result of a merger, consolidation, reorganization or purchase of substantially all of the assets of such predecessor business).


FOREIGN SECURITIES

  The Total Return Fund may invest up to 25% and the Growth Fund and the Contrarian Value Fund up to 20% of their respective assets in foreign securities. Such investments may involve risks which are in addition to the usual risks inherent in domestic investments. The value of a Fund's foreign investments may be significantly affected by changes in currency exchange rates, and a Fund may incur costs in converting securities denominated in foreign currencies to U.S. dollars. In many countries, there is less publicly available information about issuers than is available in the reports and ratings published about companies in the United States. Additionally, foreign companies may not be subject to uniform accounting, auditing and financial reporting standards. Dividends and interest on foreign securities may be subject to foreign withholding taxes, which would reduce a Fund's income without providing a tax credit for a Fund's shareholders. Each Fund will limit such investments to securities of foreign issuers domiciled in Australia and the non-communist nations of Western Europe, North America and Eastern Asia. There is the possibility of expropriation, confiscatory taxation, currency blockage or political or social instability which could affect investments in those nations. Foreign securities include sponsored and unsponsored American Depository Receipts ("ADRs"). ADRs typically are issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. Unsponsored ADRs differ from sponsored ADRs in that the establishment of unsponsored ADRs are not approved by the issuer of the underlying securities. As a result, available information concerning the issuer may not be as current or reliable as the information for sponsored ADRs, and the price of unsponsored ADRs may be more volatile.

WARRANTS AND RIGHTS

  Each Fund may invest up to 5% of its net assets in warrants or rights, valued at the lower of cost or market, which entitle the holder to buy securities during a specific period of time. A Fund will make such investments only if the underlying securities are deemed appropriate by the Fund's investment adviser or portfolio manager for inclusion in that Fund's portfolio. Additionally, the Total Return Fund will purchase warrants or rights only if they are sold as a unit with another equity or debt security. Included in the 5% amount, but not to exceed 2% of net assets, are warrants and rights whose underlying securities are not traded on principal domestic or foreign exchanges. Warrants and rights acquired by a Fund in units or attached to securities are not subject to these restrictions.

CONVERTIBLE SECURITIES


  Each of the Funds will limit its investments in convertible securities to those for which such Fund's investment adviser or portfolio manager believes (a) the underlying common stock is a suitable investment for the Fund using the criteria described above, and (b) a greater potential for total return exists by purchasing the convertible security because of its higher yield. None of the Funds will invest more than 5% of its net assets at the time of investment in convertible securities rated less than investment grade. Securities rated BBB by Standard & Poor's Corporation ("Standard & Poor's") or Baa by Moody's Investors Service, Inc. ("Moody's"), although investment grade, do exhibit speculative characteristics and are more sensitive than higher rated securities to changes in economic conditions. Investments in less than investment grade securities entail relatively greater risk of loss of income or principal than investments in investment grade securities.

DEBT SECURITIES

  Each of the Funds may invest in interest-bearing debt securities. In particular, to achieve its investment objective, the Total Return Fund may at times emphasize the generation of interest income by investing in interest-bearing debt securities, both short and intermediate to long-term. Investment in intermediate to long-term debt securities may also be made with a view to realizing capital appreciation when a Fund's investment adviser or portfolio manager believes that interest rates on such investments may decline, thereby increasing their market value. Debt securities having maturities from three to ten years are considered to be intermediate-term, and debt securities having maturities in excess of ten years are considered to be long-term. Each of the Funds may also purchase "deep discount bonds," i.e., bonds which are selling at a substantial discount from their face amount, with a view to realizing capital appreciation. The Funds will invest only in those publicly distributed nonconvertible debt securities which have been assigned one of the highest three ratings of either Standard & Poor's or Moody's. The values of the interest-bearing debt securities held by a Fund are subject to price fluctuations resulting from various factors, including rising or declining interest rates ("market risks") and the ability of the issuers of such investments to make scheduled interest and principal payments ("financial risks"). For example, interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The investment adviser and portfolio managers for the Funds attempt to minimize these risks when selecting investments by taking into account interest rates, terms and marketability of obligations, as well as the capitalization, earnings, liquidity and other indicators of the issuer's financial condition. The Funds' investment in securities of, or guaranteed by, the United States government, its agencies or instrumentalities may be supported by the full faith and credit of the United States, supported by the right of the agency to borrow from the U.S. Treasury or supported only by the credit of the agency or instrumentality. Agencies or instrumentalities whose securities are supported by the full faith and credit of the United States include, but are not limited to, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration and Government National Mortgage Association. Examples of agencies or instrumentalities whose securities are supported by the right of the agency to borrow from the U.S. Treasury include, but are not limited to, the Federal Home Loan Bank, Federal Intermediate Credit Banks and Tennessee Valley Authority. There is no assurance that these commitments will be undertaken in full. No assurances can be given that the U.S. government will provide financial support to obligations issued or guaranteed by agencies or instrumentalities that are not backed by the full faith and credit of the United States, since it is not obligated to do so by law.

PREFERRED STOCKS

  Each of the Funds may invest in preferred stocks. Preferred stocks have a preference over common stocks in liquidation (and generally dividends as well) but are subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stocks with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risks while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similarly stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer's board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

MONEY MARKET INSTRUMENTS

  Each of the Funds has reserved the freedom to invest any portion of its assets for temporary defensive purposes in conservative fixed-income securities such as United States Treasury Bills, certificates of deposit of U.S. banks (provided that the bank has capital, surplus and undivided profits (as of the date of its most recently published annual financial statements) with a value in excess of $100,000,000 at the date of investment), commercial paper and commercial paper master notes (which are demand instruments without a fixed maturity bearing interest at rates which are fixed to known lending rates and automatically adjusted when such lending rates change) rated A-1 by Standard & Poor's, money market mutual funds and repurchase agreements. Repurchase agreements are agreements under which the seller of a security agrees at the time of sale to repurchase the security at an agreed time and price. The Funds will not enter into repurchase agreements with entities other than banks or invest over 5% of their respective net assets in repurchase agreements.

PORTFOLIO TURNOVER

  Each of the Funds typically will purchase common stocks for long-term capital appreciation, but may on occasion place emphasis on short-term trading profits. As a consequence, each of the Funds expects usually to have an annual portfolio turnover rate ranging from 30% to 80%. The annual portfolio turnover rate indicates changes in a Fund's portfolio and is calculated by dividing the lesser of purchases or sales of portfolio securities (excluding securities having maturities at acquisition of one year or less) for the fiscal year by the monthly average of the value of the portfolio securities (excluding securities having maturities at acquisition of one year or less) owned by such Fund during the fiscal year. The annual portfolio turnover rate may vary widely from year to year depending upon market conditions and prospects. High turnover in any year will result in the payment by a Fund from capital of above-average amounts of brokerage commissions and could result in the payment by shareholders of above-average amounts of taxes on realized investment gains. Distributions to shareholders of such investment gains, to the extent they consist of net short-term capital gains, will be considered ordinary income for federal income tax purposes.

WHEN-ISSUED AND DELAYED-DELIVERY TRANSACTIONS

  Each of the Funds may purchase securities on a when-issued or delay-delivery basis. When such a transaction is negotiated, the purchase price is fixed at the time the purchase commitment is made, but delivery of and payment for the securities take place at a later date. A Fund will not accrue income with respect to securities purchased on a when-issued or delayed-delivery basis prior to their stated delivery date. Pending delivery of the securities, each Fund will maintain in a segregated account cash or liquid securities in an amount sufficient to meet its purchase commitments. The purpose and effect of such segregation is to prevent the Fund from gaining investment leverage from such transactions. The purchase of securities on a when-issued or delayed-delivery basis exposes a Fund to risk because the securities may decrease in value prior to delivery. The Funds will engage in when-issued and delayed-delivery transactions only for the purpose of acquiring portfolio securities consistent with their investment objectives and not for the purpose of investment leverage. A seller's failure to deliver securities to a Fund could prevent the Fund from realizing a price or yield considered to be advantageous.

GENERAL CONSIDERATIONS

  Under certain circumstances each of the Funds may (a) temporarily borrow money from banks for emergency or extraordinary purposes, provided that such borrowings not exceed 5% of the value of such Fund's net assets, (b) pledge up to 10% of its net assets to secure borrowings and (c) purchase securities of other investment companies. None of the Funds may invest more than 10% of its net assets in illiquid securities, including repurchase agreements maturing in more than seven days. The Contrarian Value Fund may invest up to 5% of its net assets in restricted securities. The Funds' Statement of Additional Information includes a more complete discussion of the circumstances in which each of the Funds may engage in these activities, as well as certain other investment restrictions applicable to the Funds. Except for the foregoing investment restrictions and the Funds' policies with respect to investments in warrants, repurchase agreements and securities of unseasoned companies, the investment objective and other policies of each Fund described under "Investment Objectives and Policies" are not fundamental policies and may be changed without shareholder approval. A change in a particular Fund's investment objective may result in such Fund having an investment objective different from the objective which the shareholder considered appropriate at the time of investment in such Fund.

                            MANAGEMENT OF THE FUNDS

  As a Wisconsin corporation, the business and affairs of the Funds are managed by its Board of Directors. The investment activities of the Funds are managed through a multi-manager structure. Each of the Funds has entered into an investment advisory agreement (the "Management Agreements") with Resource Capital Advisers, Inc. (the "Adviser"), 900 Second Avenue South, 300 International Centre, Minneapolis, Minnesota 55402, pursuant to which the Adviser will provide consulting, investment and administrative services to the Funds. The specific security investments for each Fund will be made by one or more portfolio managers (sub-advisers) selected for the Funds by the Adviser.

  The Management Agreements provide that the Adviser, subject to the management and direction of the Corporation's Board of Directors and officers, will evaluate, select and monitor the various portfolio managers for each Fund. The Adviser and the Funds will enter into separate subadvisory contracts with the portfolio managers (the "Sub-Advisory Agreements").

  The Adviser is the investment adviser to individuals and institutional clients (including investment companies). The Adviser was organized in 1984 and is a wholly-owned subsidiary of Resource Trust Company, a Minnesota state bank. Resource Trust Company is a wholly-owned subsidiary of Resource Companies, Inc.

  The Adviser was also the investment adviser to the Total Return Fund prior to December 17, 1987. On such date the investment advisory agreement with the Adviser was terminated and the Total Return Fund entered into a substantially identical investment advisory agreement with Fiduciary Management, Inc. On December 31, 1994 the investment advisory agreement with Fiduciary Management, Inc. was terminated and the Total Return Fund entered into a substantially identical investment advisory agreement with the Adviser. On June 30, 1995, the investment advisory agreement with the Adviser was terminated and replaced with the current Management Agreement.

THE ADVISER

  The Adviser: (i) provides or oversees the provision of all general management and administration, investment advisory and portfolio management, and general services for the Funds; (ii) provides the Funds with office space, equipment and personnel necessary to operate and administer the Funds' business, and to supervise the provision of services by third parties such as the money managers and custodian; (iii) develops the investment programs, selects money managers, allocates assets among money managers and monitors the money managers' investment programs and results; and (iv) is authorized to select, or hire money managers to select, individual portfolio securities held by the Funds. The Adviser bears the expenses it incurs in providing these services as well as the costs of preparing and distributing explanatory materials concerning the Funds.

  The Adviser also provides asset management consulting services including objective-setting and asset-allocation input, and money manager research and evaluation assistance.

  For the foregoing, the Adviser receives from the Total Return Fund a monthly fee of 1/12 of 1% (1% per annum) on the first $30,000,000 of the daily net assets of such Fund and 1/12 of .75% (.75% per annum) on the daily net assets of such Fund over $30,000,000; and from each of the Growth Fund, Regional Small Cap Fund and Contrarian Value Fund a monthly fee of 1/12 of 1% (1% per annum) of the daily net assets of such Fund. The Adviser is responsible for the payment of all fees to the portfolio managers. The advisory fees paid by the Growth Fund, the Total Return Fund, the Regional Small Cap Fund and the Contrarian Value Fund in the fiscal year ended June 30, 1998 were equal to 1.00%, 1.00%, 1.00% and 1.00% (annualized), respectively, of such Funds' average net assets.

THE PORTFOLIO MANAGERS

  The assets of each Fund are allocated currently among the portfolio managers listed below. The allocation of a Fund's assets among portfolio managers may be changed at any time by the Adviser. Portfolio managers may be employed or their services may be terminated at any time by the Adviser, subject to approval by the Corporation's Board of Directors. The employment of a new portfolio manager for a Fund currently requires the prior approval of the shareholders of that Fund. The Corporation, however, may request an order of the Securities and Exchange Commission exempting the Funds from the requirement for shareholder approval of new portfolio managers. If an order is granted, the Corporation will notify shareholders of the Fund concerned promptly when a new portfolio manager begins providing services. There can be no assurance, however, that the Corporation may request such an order or that such an order will be granted with respect to the Funds.

  The Adviser pays the fees of each portfolio manager. Each portfolio manager is paid an annual fee expressed as a percentage of Fund assets under management; there are no performance or incentive fees. Some portfolio managers may execute portfolio transactions for the Funds through broker-dealer affiliates and receive brokerage commissions for doing so.

  Portfolio managers are selected for the Funds based primarily upon the research and recommendations of the Adviser, which evaluates quantitatively and qualitatively the manager's skills and results in managing assets for specific asset classes, investment styles and strategies. The Adviser evaluates the risks and returns of the portfolio managers' investment style over an entire market cycle. Short-term investment performance, by itself, is not a controlling factor in selecting or terminating a portfolio manager.

  Each portfolio manager has complete discretion to purchase and sell portfolio securities for its segment of a Fund within such Fund's investment objectives, restrictions and policies, and the more specific strategies developed by the Adviser. Although the portfolio managers' activities are subject to general oversight by the Board of Directors and officers of the Corporation, none of the Board, the officers or the Adviser evaluate the investment merits of the portfolio manager's individual securities selections.


  As of the date of this Prospectus, the portfolio manager of the Growth Fund is Winslow Capital Management, Inc. ("WCM"), 4720 IDS Tower, 80 South Eighth Street, Minneapolis, Minnesota 55402. WCM was organized as a Minnesota corporation in 1992 and is a registered investment adviser. WCM is owned by six of its investment professionals and controlled by Clark J. Winslow. All investment decisions are made by a team of investment professionals, any of whom may make recommendations subject to final approval of Mr. Winslow or another senior member of WCM's management team to whom he may delegate that authority. As such, Mr. Winslow is primarily responsible for the day-to-day management of the Growth Fund's portfolio and has been so since July 1, 1995. Mr. Winslow has served as President, Chief Executive Officer, director and portfolio manager of WCM since 1992. Prior to such time, he was senior vice president and portfolio manager at Alliance Capital Management from 1987 to 1992 and portfolio manager at John W. Bristol & Co. from 1980 to 1987. WCM currently serves and has served since October, 1992 as sub-adviser to another mutual fund, Advantus Capital Appreciation Fund (formerly MIMLIC Capital Appreciation Fund). WCM also manages equity portfolios for large pension and profit-sharing plans, foundations, endowments and other private accounts. As of September 30, 1998, WCM managed approximately $1.1 billion in assets. For its services to the Growth Fund, WCM receives from the Adviser (not the Growth Fund) a monthly fee of 1/12 of 0.60% (0.60% per annum) of the daily net assets of such Fund.


  As of the date of this Prospectus, the portfolio manager of the Total Return Fund is Palm Beach Investment Advisers, LLC ("PBIA"), 249 Royal Palm Way, Suite 400, Palm Beach, Florida 33480. PBIA was organized as a Delaware limited liability company in 1998 and is a registered investment adviser. Prior to its being structured as a limited liability company, PBIA was a Florida corporation since its inception in 1990. Robert E. Whalen is President and Chief Executive Officer of PBIA, which is controlled by the Adviser. Patrice J. Neverett, Executive Vice President and Chief Investment Officer of PBIA, is primarily responsible for the day-to-day management of the Total Return Fund's portfolio and has been so since April 21, 1998. Prior to April 21, 1998, Ms. Neverett was a co-portfolio manager of the Total Return Fund since July 1, 1995. Ms. Neverett has been employed by PBIA in various capacities since August 1990. PBIA manages equity and fixed income portfolios for individual and institutional clients, including pension and profit-sharing plans, foundations and endowments. As of September 30, 1998 PBIA managed approximately $330 million in assets. For its services to the Total Return Fund, PBIA receives from the Adviser (not the Total Return Fund) a monthly fee of 1/12 of 0.40% (0.40% per annum) on the first $30,000,000 of such Fund's daily net assets and 1/12 of 0.30% (0.30% per annum) on the daily net assets of such Fund in excess of $30,000,000.


  As of the date of this Prospectus, the portfolio manager of the Regional
Small Cap Fund is Woodland Partners LLC ("WP"), 60 South Sixth Street, Suite 3750, Minneapolis, Minnesota 55402. WP was organized as a Minnesota limited liability company in 1996 and is a registered investment adviser owned in equal parts by Richard W. Jensen, Elizabeth M. Lilly and Richard J. Rinkoff. Ms. Lilly and Mr. Rinkoff are responsible for the day-to-day management of the Regional Small Cap Fund's portfolio. As of September 30, 1998, WP managed approximately $350 million in assets. For its services to the Regional Small Cap Fund, WP receives from the Adviser (not the Regional Small Cap Fund) a monthly fee of 1/12 of 0.60% (0.60% per annum) of the daily net assets of such Fund. Prior to founding WP on June 1, 1996, Mr. Jensen, Ms. Lilly and Mr. Rinkoff were employed at First Asset Management, a division of First Bank National Association - Mr. Jensen since 1967, Ms. Lilly since 1992 and Mr. Rinkoff since 1977. While at First Asset Management, Ms. Lilly and Mr. Rinkoff served as portfolio managers for the Regional Equity Fund, a series of First American Investment Funds, Inc., and for various other similarly managed private accounts.


  As of the date of this Prospectus, the portfolio manager of the Contrarian Value Fund is Sasco Capital, Inc. ("Sasco"), 10 Sasco Hill Road, Fairfield, Connecticut 06430. Sasco was organized as a Connecticut corporation in 1985, and is a registered investment adviser independently owned and managed by its founders Ms. Hoda Bibi, Mr. Bruce Bottomley, Mr. Lee Garcia and Mr. Daniel Leary. Messrs. Bottomley, Garcia and Leary are responsible for the day-to-day management of the Contrarian Value Fund and have been Managing Directors and Portfolio Managers of Sasco since its inception. Ms. Bibi currently serves as President and Managing Director of Sasco and has been an officer of Sasco since its inception. As of September 30, 1998, Sasco managed approximately $3 billion in various accounts including corporate pension funds, state retirement plans, endowments and foundations. For its service to the Contrarian Value Fund, Sasco receives from the Adviser (not the Contrarian Value Fund) a monthly fee of 1/12 of .60% (0.60% per annum) of the daily net assets of such Fund.

Historical Performance of Investment Advisory Accounts Managed by Sasco


  Set forth below is composite historical performance data relating to the Sasco Accounts (hereinafter defined), measured against relevant broad-based market indices. The Sasco Accounts include all portfolios managed by Sasco with objectives, strategies and techniques substantially similar to those employed by the Contrarian Value Fund. (Since January 1, 1998 the Sasco Accounts have included the Contrarian Value Fund.) All performance data presented is historical and investors should not consider this performance data as an indication of the future performance of the Contrarian Value Fund or the results an individual investor might achieve by investing in the Contrarian Value Fund. Investors should not rely on the historical performance when making an investment decision. All returns quoted are dollar-weighted total rates of return and include the reinvestment of dividends and interest. Performance figures are net of investment advisory fees and expenses. The average fees and expenses of the Sasco Accounts were less than the annual expenses for the Contrarian Value Fund. The performance of the Sasco Accounts would have been lower had the Sasco Accounts incurred higher fees and expenses. Except for the Contrarian Value Fund, the Sasco Accounts were not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results of the composite.

  All information presented is based on data supplied by Sasco or from statistical services, reports or other sources believed by Sasco to be reliable. However, such information has not been verified by any third party and is unaudited.

                   COMPOUNDED ANNUAL RATES OF RETURN (1)<F22>
                   (For the Period Ended September 30, 1998)

                                10 Years 5 Years  3 Years   1 Year
                                -------- -------  -------  -------
   Sasco Accounts Composite       14.0%    14.3%    12.8%   -14.3%
   S&P 500 Index(2)<F23>          17.3     19.9     22.6      9.1
   Russell Midcap Index (3)<F24>  14.8     13.7     13.8     -6.0


(1)<F22>All returns quoted are dollar-weighted total rates of return and include the reinvestment of dividends and interest. Performance figures are net of investment advisory fees and expenses. Total annual rate of return is the change in redemption value of units purchased with an initial $1,000 investment, assuming the reinvestment of dividends. Compounded annual rate of return represents the level annual rate which if earned for each year in a multiple year period, would produce the cumulative rate of return over that period.
(2)<F23>The Standard & Poor's 500 Index consists of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Standard & Poor's Ratings Group designates the stocks to be included in the Index on a statistical basis. A particular stock's weighting in the Index is based on its relative total market value (i.e., its market price per share times the number of shares outstanding). Stocks may be added or deleted from the Index from time to time.
(3)<F24>The Russell Midcap Index consists of the smallest 800 securities in the Russell 1000 Index as ranked by total market capitalization. This index is widely regarded to accurately capture the medium-sized universe of securities and represents approximately 34% of the Russell 1000 market capitalization. The Russell Midcap Index and the Russell 1000 Index are trademarks/service marks of the Frank Russell Company.

  Past performance may not be indicative of future rates of return. Investors should also be aware that other performance calculation methods may produce different results, and that comparisons of investment results should consider qualitative circumstances and should be made only for portfolios with generally similar investment objectives.

THE ADMINISTRATOR

  Each of the Funds also has entered into an administration agreement (collectively, the "Administration Agreements") with Fiduciary Management, Inc. (the "Administrator"), 225 East Mason Street, Milwaukee, Wisconsin 53202. Under the Administration Agreements the Administrator prepares and maintains the books, accounts and other documents required by the Act, calculates each Fund's net asset value, responds to shareholder inquiries, prepares each Fund's financial statements and excise tax returns, prepares certain reports and filings with the Securities and Exchange Commission and with state Blue Sky authorities, furnishes statistical and research data, clerical, accounting and bookkeeping services and stationery and office supplies, keeps and maintains each Fund's financial and accounting records and generally assists in all aspects of the Funds' operations. The Administrator at its own expense and without reimbursement from any of the Funds, furnishes office space and all necessary office facilities, equipment and executive personnel for performing the services required to be performed by it under the Administration Agreements. For the foregoing, the Administrator receives from each of the Funds a monthly fee of 1/12 of 0.2% (0.2% per annum) on the first $25,000,000 of the daily net assets of such Fund, 1/12 of 0.1% (0.1% per annum) on the next $20,000,000 of the daily net assets of such Fund and 1/12 of 0.05% (0.05% per annum) of the daily net assets of such Fund over $45,000,000, subject to a fiscal year minimum of $20,000. The administration fee paid by the Growth Fund, the Total Return Fund, the Regional Small Cap Fund and the Contrarian Value Fund in the fiscal year ended June 30, 1998 to the Administrator were equal to 0.15%, 0.20%, 0.14% and 0.20% (annualized), respectively, of such Funds' average net assets. The Administrator separately charges the Funds for blue sky filings.


  The Funds pay all of their own expenses not assumed by the Adviser or the Administrator including, without limitation, the cost of preparing and printing their registration statements required under the Securities Act of 1933 and the Act and any amendments thereto, the expense of registering their shares with the Securities and Exchange Commission and in the various states, the printing and distribution costs of prospectuses mailed to existing investors, reports to investors, reports to government authorities and proxy statements, fees paid to directors who are not interested persons of the Adviser, interest charges, taxes, legal expenses, association membership dues, auditing services, insurance premiums, brokerage commissions and expenses in connection with portfolio transactions, fees and expenses of the custodian of the Funds' assets, printing and mailing expenses and charges and expenses of dividend disbursing agents, accounting services agents, registrars and stock transfer agents.

                               DISTRIBUTION PLAN

  Each of the Funds has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan provides that each Fund may incur certain costs which may not exceed a maximum amount equal to 1/12 of 1% (1% per annum) of such Fund's average daily net assets. However, each of the Funds presently intends not to pay any 12b-1 fees during the fiscal year ending June 30, 1999. Payments made pursuant to the Plan may only be used to pay distribution expenses incurred in the current year. Amounts paid under the Plan by a Fund may be spent by such Fund on any activities or expenses primarily intended to result in the sale of shares of such Fund, including but not limited to, advertising, compensation for sales and sales marketing activities of financial institutions and others, such as dealers or distributors, shareholder account servicing, the printing and mailing of prospectuses to other than current shareholders, and the printing and mailing of sales literature. Distribution expenses will be authorized by the officers of the Corporation as the Funds do not employ a distributor. To the extent any activity financed by the Plan is one which a Fund may finance without a 12b-1 plan, such Fund may also make payments to finance such activity outside of the Plan and not subject to its limitations.

                        DETERMINATION OF NET ASSET VALUE
  The per share net asset value of each Fund is determined by dividing the total value of such Fund's net assets (meaning its assets less its liabilities excluding capital and surplus) by the total number of its shares outstanding at that time. Each Fund's net asset value is determined as of the close of regular trading (currently 4:00 p.m. Eastern time) on the New York Stock Exchange on each day the New York Stock Exchange is open for trading. This determination is applicable to all transactions in shares of such Fund prior to that time and after the previous time as of which net asset value was determined. Accordingly, purchase orders accepted or shares tendered for redemption prior to the close of regular trading on a day the New York Stock Exchange is open for trading will be valued as of the close of trading, and purchase orders accepted or shares tendered for redemption after that time will be valued as of the close of the next trading day.

  Securities traded on any national stock exchange or quoted on the Nasdaq National Market System will be valued on the basis of the last sale price on the date of valuation or, in the absence of any sales on that date, the most recent bid price. Other securities will be valued by an independent pricing service at the most recent bid price, if market quotations are readily available. Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Corporation's Board of Directors. Odd lot differentials and brokerage commissions will be excluded in calculating values.

                               PURCHASE OF SHARES

  Shares of the Funds may be purchased directly from the Corporation. A share purchase application form is included in the center of this Prospectus. The price per share of each Fund is the next determined per share net asset value after receipt of an application. Additional purchase applications may be obtained from the Corporation. Purchase applications should be mailed directly to: Eastcliff Funds, c/o Firstar Mutual Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701. The U.S. Postal Service and other independent delivery services are not agents of the Funds. Therefore, deposit in the mail or with such services of purchase applications does not constitute receipt by Firstar Mutual Fund Services, LLC, or the Fund. DO NOT mail letters by overnight courier to the Post Office Box address. To purchase shares by overnight or express mail, please use the following street address: Eastcliff Funds, c/o Firstar Mutual Fund Services, LLC, Third Floor, 615 East Michigan Street, Milwaukee, Wisconsin 53202. All applications must be accompanied by payment in the form of a check made payable to the full name of the Fund whose shares are being purchased, or by direct wire transfer as described below. All purchases must be made in U.S. dollars and checks must be drawn on U.S. banks. No cash will be accepted. Firstar Mutual Fund Services, LLC, will charge a $20 fee against a shareholder's account for any payment check returned for insufficient funds. THE SHAREHOLDER WILL ALSO BE RESPONSIBLE FOR ANY LOSSES SUFFERED BY ANY FUND AS A RESULT. When a purchase is made by check (other than a cashiers or certified check), the Corporation may delay the mailing of a redemption check until it is satisfied that the check has cleared. (It will normally take up to 3 days to clear local personal or corporate checks and up to 7 days to clear other personal and corporate checks.) To avoid redemption delays, purchases may be made by cashiers or certified check or by direct wire transfers. Funds should be wired to: Firstar Bank Milwaukee, NA, 777 East Wisconsin Avenue, Milwaukee, Wisconsin, ABA #075000022, Firstar Mutual Fund Services, LLC, Account #112952137, for further credit to: "full name of appropriate Fund," "name of shareholder and existing account number" if any. The establishment of a new account by wire transfer should be preceded by a phone call to Firstar Mutual Fund Services, LLC, 1-800-595-5519, to provide information for the setting up of the account. A follow up application should be sent for all new accounts opened by wire transfer. Securities dealers and financial institutions who notify a Fund prior to the close of any business day that they intend to wire federal funds to purchase shares of such Fund on the next business day (prior to 10:00 a.m. Central time) will be deemed to have purchased shares at the time of notification. Funds should not be wired on the same day of notification. When a purchase of shares of a Fund is made by direct wire transfer by investors other than securities dealers and financial institutions, the purchase will become effective upon receipt by Firstar Bank Milwaukee, N.A. Wire transmissions may be subject to delays of several hours, in which event the effectiveness of the purchase will be delayed. Shares cannot be purchased by direct wire transfer on any day that the New York Stock Exchange is not open for trading. Applications are subject to acceptance by the Corporation, and are not binding until so accepted. The Corporation does not accept telephone orders for purchase of shares and reserves the right to reject applications in whole or in part. The Board of Directors of the Corporation has established $1,000 as the minimum initial purchase for each Fund and $100 as the minimum for any subsequent purchase (except through dividend reinvestment), which minimum amounts are subject to change at any time. Shareholders of the Funds will be advised at least thirty days in advance of any increases in such minimum amounts. Stock certificates for shares so purchased are not issued unless requested in writing. There are no sales loads on purchases of shares of the Funds nor redemption charges on redemptions of such shares. Purchase payments are fully invested at net asset value, of the applicable Fund.

  Investors may purchase Shares of the Funds through programs of services offered or administered by broker-dealers, financial institutions or other service providers ("Processing Intermediaries") that have entered into agreements with the Funds. Such Processing Intermediaries may become shareholders of record and may use procedures and impose restrictions in addition to or different from those applicable to shareholders who invest directly in the Funds. Certain services of the Funds may not be available or may be modified in connection with the programs provided by Processing Intermediaries. The Funds may only accept requests to purchase additional shares into an account in which the Processing Intermediary is the shareholder of record from the Processing Intermediary.

  The Funds may authorize one or more Processing Intermediaries (and other Processing Intermediaries properly designated thereby) to accept purchase orders on the Funds' behalf. In such event, a Fund will be deemed to have received a purchase order when the Processing Intermediary accepts the customer order, and the order will be priced at the Fund's net asset value next computed after it is accepted by the Processing Intermediary.

  Processing Intermediaries may charge fees or assess other charges for the services they provide to their customers. Any such fee or charge paid directly by shareholders is retained by the Processing Intermediary and is not remitted to the Funds or the Adviser. Additionally, the Adviser and/or the Funds may pay fees to Processing Intermediaries to compensate them for the services they provide. Program materials provided by the Processing Intermediary should be read in conjunction with the Prospectus before investing in this manner. Shares of the Funds may be purchased through Processing Intermediaries without regard to a Fund's minimum purchase requirement.

                              REDEMPTION OF SHARES

  A shareholder may require the Corporation to redeem his shares of any Fund in whole or part at any time during normal business hours. Unless the telephone redemption privilege is requested as described below, redemption requests must be made in writing and directed to: Eastcliff Funds, c/o Firstar Mutual Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701. The U.S. Postal Service or other independent delivery services are not agents of the Funds. Therefore, deposit in the mail or with such services of redemption requests does not constitute receipt by Firstar Mutual Fund Services, LLC, or the Funds. DO NOT mail letters by overnight courier to the Post Office Box address. Correspondence mailed by overnight courier should be sent to Firstar Mutual Fund Services, LLC, Third Floor, 615 East Michigan Street, Milwaukee, Wisconsin 53202. If a written redemption request is inadvertently sent to the Corporation, it will be forwarded to Firstar Mutual Fund Services, LLC, but the effective date of redemption will be delayed until the request is received by Firstar Mutual Fund Services, LLC. Requests for redemption by telegram and requests which are subject to any special conditions or which specify an effective date other than as provided herein cannot be honored.

  Redemption requests should specify the name of the appropriate Fund, the number of shares or dollar amount to be redeemed, shareholder's name, account number, and the additional requirements listed below that apply to the particular account.

    TYPE OF REGISTRATION                     REQUIREMENTS
    --------------------                     --------------
    Individual, Joint Tenants, Sole          Redemption request signed by all person(s) required to sign for
    Proprietor, Custodial (Uniform Gift      the account, exactly as it is registered.
    to Minors Act), General Partners

    Corporations, Associations               Redemption request and a corporate resolution, signed by
                                             person(s) required to sign for the account, accompanied
                                             by signature guarantee(s).

    Trusts                                   Redemption request signed by the trustee(s) with a signature guarantee. (If the trustee's name is not registered on the account, a copy of the trust document certified within the last 60 days is also required.)

  Redemption requests from shareholders in an Individual Retirement Account must include instructions regarding federal income tax withholding. Unless otherwise indicated, these redemptions, as well as redemptions of other retirement plans not involving a direct rollover to an eligible plan, will be subject to federal income tax withholding. If a shareholder is not included in any of the above registration categories (e.g., executors, administrators, conservators or guardians), the shareholder should call the transfer agent, Firstar Mutual Fund Services, LLC, (1-800-595-5519), for further instructions.


  Signatures need not be guaranteed unless the proceeds of redemption are requested to be sent by wire transfer, to a person other than the registered holder or holders of the shares to be redeemed, or to be mailed to other than the address of record, in which cases each signature on the redemption request must be guaranteed by a commercial bank or trust company in the United States, a member firm of the New York Stock Exchange or other eligible guarantor institution. If certificates have been issued for any of the shares to be redeemed, the certificates, properly endorsed or accompanied by a properly executed stock power, must accompany the request for redemption. Redemptions will not be effective or complete until all of the foregoing conditions, including receipt of all required documentation by Firstar Mutual Fund Services, LLC, in its capacity as transfer agent, have been satisfied.


  The redemption price for each Fund is the net asset value for such Fund next determined after receipt of the request in proper form with all required documentation by Firstar Mutual Fund Services, LLC, in its capacity as transfer agent. The amount received will depend on the market value of the investments in the appropriate Fund's portfolio at the time of determination of net asset value, and may be more or less than the cost of the shares redeemed. Proceeds for shares redeemed will be mailed, wired or forwarded via Electronic Funds Transfer ("EFT") to the holder no later than the seventh day after receipt of the redemption request in proper form and all required documentation except as indicated in "Purchase of Shares" for certain redemptions of shares purchased by check. Firstar Mutual Fund Services, LLC, currently charges a $12.00 fee for each payment made by wire of redemption proceeds, which will be deducted from the shareholder's account. Transfers via EFT generally will take up to 3 business days to reach the shareholder's bank account.


  If a shareholder instructs Firstar Mutual Fund Services, LLC, in writing, redemption requests may be made by telephone by calling only Firstar Mutual Fund Services, LLC, (not the Corporation, the Adviser or any portfolio manager) at
(800) 595-5519 or (414) 765-4124, provided the redemption proceeds are to be mailed, wired or sent via EFT to the shareholder's address or bank of record as shown on the records of the transfer agent. Proceeds redeemed by telephone will be mailed, wired or sent via EFT to an address or account other than that shown on the records of the transfer agent only if such has been prearranged by a written request sent via mail or facsimile copy to Firstar Mutual Fund Services, LLC. Such a request must be signed by the shareholder with signatures guaranteed as described above. Additional documentation may be requested from those who hold shares in a fiduciary or representative capacity or who are not natural persons. The Funds reserve the right to refuse a telephone redemption request if it is believed advisable to do so. Redemption by telephone is not available for IRA accounts or if share certificates have been issued for the account. Procedures for telephone redemptions may be modified or terminated at any time by the Corporation or Firstar Mutual Fund Services, LLC. Neither the Corporation, the Funds nor Firstar Mutual Fund Services, LLC, will be liable for following instructions for telephone redemption transactions that they reasonably believe to be genuine, provided reasonable procedures are used to confirm the genuineness of the telephone instructions, but may be liable for unauthorized transactions if they fail to follow such procedures. These procedures include requiring some form of personal identification prior to acting upon the telephone instructions and recording all telephone calls. During periods of substantial economic or market change, telephone redemptions may be difficult to implement. In the event a shareholder cannot contact Firstar Mutual Fund Services, LLC, by telephone, he or she should make a redemption request in writing in the manner set forth above.

  Shares of the Funds purchased through programs of services offered or administered by Processing Intermediaries that have entered into agreements with a Fund may be required to be redeemed through such programs. Such Processing Intermediaries may become shareholders of record and may use procedures and impose restrictions in addition to or different from those applicable to shareholders who redeem shares directly through the Funds. The Funds may only accept redemption requests from an account in which the Processing Intermediary is the shareholder of record from the Processing Intermediary. The Funds may authorize one or more Processing Intermediaries (and other Processing Intermediaries properly designated thereby) to accept redemption requests on the Funds' behalf. In such event, a Fund will be deemed to have received a redemption request when the Processing Intermediary accepts the customer request, and the redemption price will be the Fund's net asset value next computed after the customer redemption request is accepted by the Processing Intermediary.

  The right to redeem shares of any Fund will be suspended for any period during which the New York Stock Exchange is closed because of financial conditions or any other extraordinary reason and may be suspended for any period during which (a) trading on the New York Stock Exchange is restricted pursuant to rules and regulations of the Securities and Exchange Commission, (b) the Securities and Exchange Commission has by order permitted such suspension or (c) an emergency, as defined by rules and regulations of the Securities and Exchange Commission, exists as a result of which it is not reasonably practicable for the Corporation to dispose of such Fund's securities or fairly to determine the value of its net assets.

  The Corporation reserves the right to redeem the shares held in any account:
(i) in connection with the termination of a particular Fund; (ii) if the value of the shares in an account falls below $500 or such other amount as the Board of Directors may establish, provided the Corporation gives the shareholder 60 days prior written notice; (iii) to reimburse the appropriate Fund for any loss it has sustained by failure of the shareholder to make full payment for his shares; (iv) to collect any charge relating to a transaction effected for the benefit of a shareholder; or (v) if it would otherwise be appropriate to carry out the Corporation's responsibilities under the Investment Company Act of 1940. The involuntary redemption procedures are designed to facilitate reimbursement of the Funds for any losses they sustain as a result of any failures by shareholders to pay for their shares or required fees in connection with transactions involving their shares and to relieve the Funds of the cost of maintaining uneconomical accounts. Involuntary redemptions of small accounts, however, would not be made because the value of shares in an account falls below the minimum amount solely because of a decline in a particular Fund's net asset value. Any involuntary redemptions would be made at net asset value.

                               EXCHANGE PRIVILEGE

  The Corporation generally permits shareholders to exchange shares of one of the Eastcliff Funds for shares of another Eastcliff Fund. A written request to exchange shares of one Eastcliff Fund for shares of another may be made at no cost to the shareholder. The shareholder must give the account name, account number and the amount or number of shares of a particular Fund to be exchanged. The registration of the account from which the exchange is being made and the account to which the exchange is being made must be identical. Signatures required are the same as explained under "Redemption of Shares."


  There is currently no limitation on the number of exchanges a shareholder may make. However, shares subject to an exchange must have a current value of at least $1,000. Furthermore, in establishing a new account in another Eastcliff Fund through this privilege, the exchanged shares must have a value at least equal to the minimum investment required by the Fund into which the exchange is being made. A completed purchase application also must be sent to Eastcliff Funds, c/o Firstar Mutual Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701, immediately after establishing a new account through this privilege.


  The exchange privilege is available only in states where the exchange may be legally made. Exchange requests may be subject to other limitations, including those relating to frequency, that may be established from time to time to ensure that the exchanges do not disadvantage a particular Fund or its shareholders. Shareholders will be notified at least 60 days in advance of any changes in such limitations and may obtain the terms of any such limitation by writing to Eastcliff Funds, c/o Firstar Mutual Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701. No exchange fee is currently imposed by the Corporation on exchanges; however, the Corporation reserves the right to impose an administrative fee in the future.

  An exchange involves a redemption of all or a portion of the shares in one Fund and the investment of the redemption proceeds in shares of the other Fund and is subject to any applicable adjustments in connection with such redemption and investment. The redemption will be made at the per share net asset value of the shares to be redeemed next determined after the exchange request is received as described above. The shares of the Fund to be acquired will be purchased (subject to any applicable adjustment) at the per share net asset value of those shares next determined coincident with the time of redemption. Both the redemption and the investment of the redemption proceeds will take place as of the close of regular trading (currently 4:00 p.m. Eastern time) on the New York Stock Exchange on each day the New York Stock Exchange is open for trading.

  Investors may find the exchange privilege useful if their investment objectives should change after they invest in the Eastcliff Funds. For federal income tax purposes, an exchange of shares is a taxable event and, accordingly, a capital gain or loss may be realized by an investor. Before making an exchange request, an investor should consult a tax or other financial adviser to determine the tax consequences of a particular exchange.

                             DIVIDEND REINVESTMENT

  Shareholders of any Fund may elect to have all income dividends and capital gains distributions reinvested in such Fund or paid in cash. Shareholders may also elect to have income dividends reinvested in such Fund and capital gains distributions paid in cash or capital gains distributions reinvested in such Fund and income dividends paid in cash. Shareholders having dividends and/or capital gains distributions paid in cash may choose to have such amounts mailed or sent via EFT. Transfers via EFT generally take up to 3 business days to reach the shareholder's bank account. See the share purchase application form included in the center of this Prospectus for further information. If the shareholder does not specify an election, all income dividends and capital gains distributions automatically will be reinvested in full and fractional shares of the appropriate Fund calculated to the nearest 1,000th of a share. Shares of a particular Fund are purchased at the net asset value of such Fund in effect on the business day after the dividend record date and are credited to the shareholder's account on the dividend payment date. As in the case of normal purchases, stock certificates are not issued unless requested. Shareholders will be advised of the number of shares purchased and the price following each reinvestment. An election to reinvest or receive dividends and distributions in cash will apply to all shares of a Fund registered in the same name, including those previously purchased.


  A shareholder may change an election at any time by notifying the appropriate Fund in writing. If such a notice is received between a dividend declaration date and payment date, it will become effective on the day following the payment date. The Corporation may modify or terminate its dividend reinvestment program at any time on thirty days' notice to participants.


                           AUTOMATIC INVESTMENT PLAN

  Shareholders wishing to invest fixed dollar amounts in a particular Fund monthly or quarterly can make automatic purchases in amounts of $50 or more on any day they choose by using the Corporation's Automatic Investment Plan. If such day is a weekend or holiday, such purchase shall be made on the next business day. There is no service fee for participating in this Plan. To use this service, the shareholder must authorize the transfer of funds from their checking account, NOW account or savings account by completing the Automatic Investment Plan application included as part of the share purchase application located in the center of this Prospectus. Additional application forms may be obtained by calling the Corporation's office at (612) 336-1444. The Corporation reserves the right to suspend, modify or terminate the Automatic Investment Plan without notice.

  The Automatic Investment Plan is designed to be a method to implement dollar cost averaging. Dollar cost averaging is an investment approach providing for the investment of a specific dollar amount on a regular basis thereby precluding emotions dictating investment decisions. Dollar cost averaging does not insure a profit nor protect against a loss.

                            SYSTEMATIC WITHDRAWAL PLAN


  The Corporation has available to shareholders a Systematic Withdrawal Plan, pursuant to which a shareholder who owns shares of any Fund worth at least $10,000 at current net asset value may provide that a fixed sum will be distributed to him at regular intervals. To participate in the Systematic Withdrawal Plan, a shareholder deposits his shares of a particular Fund with the Corporation and appoints it as his agent to effect redemptions of shares of such Fund held in his account for the purpose of making monthly or quarterly withdrawal payments of a fixed amount to him out of his account. To utilize the Systematic Withdrawal Plan, the shares cannot be held in certificate form. The Systematic Withdrawal Plan does not apply to shares of any Fund held in Individual Retirement Accounts or defined contribution retirement plans. An application for participation in the Systematic Withdrawal Plan is included as part of the share purchase application located in the center of this Prospectus. Additional application forms may be obtained by calling the Corporation's office at (612) 336-1444.

  The minimum amount of a withdrawal payment is $100. These payments will be made from the proceeds of periodic redemption of shares of a particular Fund in the account at net asset value. Redemptions will be made on such day (no more than monthly) as a shareholder chooses or, if that day is a weekend or holiday, on the next business day. See the share purchase application located in the center of this Prospectus for further information. Participation in the Systematic Withdrawal Plan constitutes an election by the shareholder to reinvest in additional shares of such Fund, at net asset value, all income dividends and capital gains distributions payable by the Corporation on shares held in such account, and shares so acquired will be added to such account. The shareholder may deposit additional shares of such Fund in his account at any time.

  Withdrawal payments cannot be considered as yield or income on the shareholder's investment, since portions of each payment will normally consist of a return of capital. Depending on the size or the frequency of the disbursements requested, and the fluctuation in the value of the applicable Fund's portfolio, redemptions for the purpose of making such disbursements may reduce or even exhaust the shareholder's account.


  The shareholder may vary the amount or frequency of withdrawal payments, temporarily discontinue them, or change the designated payee or payee's address, by notifying Firstar Mutual Fund Services, LLC.

                                RETIREMENT PLANS

INDIVIDUAL RETIREMENT ACCOUNTS


  Individual shareholders may establish their own tax-sheltered Individual Retirement Accounts ("IRA"). Each of the Funds currently offers a Traditional IRA, a Roth IRA and an Education IRA, that can be adopted by executing the appropriate Internal Revenue Service ("IRS") Form.

  Traditional IRA. In a Traditional IRA, amounts contributed to the IRA may be tax deductible at the time of contribution depending on whether the shareholder is an "active participant" in an employer-sponsored retirement plan and the shareholder's income. Distributions from a Traditional IRA will be taxed at distribution except to the extent that the distribution represents a return of the shareholder's own contributions for which the shareholder did not claim (or was not eligible to claim) a deduction. Distributions prior to age 59-1/2 may be subject to an additional 10% tax applicable to certain premature distributions. Distributions must commence by April 1 following the calendar year in which the shareholder attains age 70-1/2. Failure to begin distributions by this date (or distributions that do not equal certain minimum thresholds) may result in adverse tax consequences.


  Roth IRA. In a Roth IRA, amounts contributed to the IRA are taxed at the time of contribution, but distributions from the IRA are not subject to tax if the shareholder has held the IRA for certain minimum periods of time (generally, until age 59-1/2). Shareholders whose incomes exceed certain limits are ineligible to contribute to a Roth IRA. Distributions that do not satisfy the requirements for tax-free withdrawal are subject to income taxes (and possibly penalty taxes) to the extent that the distribution exceeds the shareholder's contributions to the IRA. The minimum distribution rules applicable to Traditional IRAs do not apply during the lifetime of the shareholder. Following the death of the shareholder, certain minimum distribution rules apply.

  For Traditional and Roth IRAs, the maximum annual contribution generally is equal to the lesser of $2,000 or 100% of the shareholder's compensation (earned income). An individual may also contribute to a Traditional IRA or Roth IRA on behalf of his or her spouse provided that the individual has sufficient compensation (earned income). Contributions to a Traditional IRA reduce the allowable contribution under a Roth IRA, and contributions to a Roth IRA reduce the allowable contribution to a Traditional IRA.

  Education IRA. In an Education IRA, contributions are made to an IRA maintained on behalf of a beneficiary under age 18. The maximum annual contribution is $500 per beneficiary. The contributions are not tax deductible when made. However, if amounts are used for certain educational purposes, neither the contributor nor the beneficiary of the IRA are taxed upon distribution. The beneficiary is subject to income (and possibly penalty taxes) on amounts withdrawn from an Education IRA that are not used for qualified educational purposes. Shareholders whose income exceeds certain limits are ineligible to contribute to an Education IRA.

  Under current IRS regulations, an IRA applicant must be furnished a disclosure statement containing information specified by the IRS. The applicant generally has the right to revoke his account within seven days after receiving the disclosure statement and obtain a full refund of his contributions. The custodian may, in its discretion, hold the initial contribution uninvested until the expiration of the seven-day revocation period. The custodian does not anticipate that it will exercise its discretion but reserves the right to do so.

SIMPLIFIED EMPLOYEE PENSION PLAN


  A Traditional IRA may also be used in conjunction with a Simplified Employee Pension Plan ("SEP-IRA"). A SEP-IRA is established through execution of Form 5305-SEP together with a Traditional IRA established for each eligible employee. Generally, a SEP-IRA allows an employer (including a self-employed individual) to purchase shares with tax deductible contributions, not exceeding annually for any one participant, 15% of compensation (disregarding for this purpose compensation in excess of $160,000 per year). The $160,000 compensation limit applies for 1998 and is adjusted periodically for cost of living increases. A number of special rules apply to SEP Plans, including a requirement that contributions generally be made on behalf of all employees of the employer (including for this purpose a sole proprietorship or partnership) who satisfy certain minimum participation requirements.

SIMPLE IRA


  An IRA may also be used in connection with a SIMPLE Plan established by the shareholder's employer (or by a self-employed individual). When this is done, the IRA is known as a SIMPLE IRA, although it is similar to a Traditional IRA with the exceptions described below. Under a SIMPLE Plan, the shareholder may elect to have his or her employer make salary reduction contributions of up to $6,000 per year to the SIMPLE IRA. The $6,000 limit applies for 1998 and is adjusted periodically for cost of living increases. In addition, the employer will contribute certain amounts to the shareholder's SIMPLE IRA, either as a matching contribution to those participants who make salary reduction contributions or as a non-elective contribution to all eligible participants whether or not making salary reduction contributions. A number of special rules apply to SIMPLE Plans, including (1) a SIMPLE Plan generally is available only to employers with fewer than 100 employees; (2) contributions must be made on behalf of all employees of the employer (other than bargaining unit employees) who satisfy certain minimum participation requirements; (3) contributions are made to a special SIMPLE IRA that is separate and apart from the other IRAs of employees; (4) the distribution excise tax (if otherwise applicable) is increased to 25% on withdrawals during the first two years of participation in a SIMPLE IRA; and (5) amounts withdrawn during the first two years of participation may be rolled over tax-free only into another SIMPLE IRA (and not to a Traditional IRA or to a Roth IRA). A SIMPLE IRA is established by executing Form 5304-SIMPLE together with an IRA established for each eligible employee.

403(B)(7) CUSTODIAL ACCOUNT

  A 403(b)(7) Custodial Account is available for use in conjunction with the 403(b)(7) program established by certain educational organizations and other organizations that are exempt from tax under 501(c)(3) of the Internal Revenue Code as amended (the "Code"). Amounts contributed to the custodial account in accordance with the employer's 403(b)(7) program will be invested on a tax-deductible basis in shares of any Fund. Various contribution limits apply with respect to 403(b)(7) arrangements.

DEFINED CONTRIBUTION RETIREMENT PLAN (401(K))


  A prototype defined contribution plan is available for employers who wish to purchase shares of any Fund with tax deductible contributions. The plan consists of both profit sharing and money purchase pension components. The profit sharing component includes a Section 401(k) cash or deferred arrangement for employers who wish to allow eligible employees to elect to reduce their compensation and have such amounts contributed to the plan. The limit on employee salary reduction contributions is $10,000 annually (as adjusted for cost-of-living increases) although lower limits may apply as a result of non-discrimination requirements incorporated into the plan. The Corporation has received an opinion letter from the IRS holding that the form of the prototype defined contribution retirement plan is acceptable under Section 401 of the Code. The maximum annual contribution that may be allocated to the account of any participant is generally the lesser of $30,000 or 25% of compensation (earned income). Compensation in excess of $160,000 (as periodically indexed for cost-of-living increases) is disregarded for this purpose. The maximum amount that is deductible by the employer depends upon whether the employer adopts both the profit sharing and money purchase components of the plan, or only one component.

RETIREMENT PLAN FEES


  Firstar Bank Milwaukee, Milwaukee, Wisconsin, serves as trustee or custodian of the retirement plans. Firstar Bank Milwaukee invests all cash contributions, dividends and capital gains distributions in shares of the appropriate Fund. For such services, the following fees are charged against the accounts of participants; $12.50 annual maintenance fee per participant account; $15 for transferring to a successor trustee or custodian; $15 for distribution(s) to a participant; and $15 for refunding any contribution in excess of the deductible limit. Firstar Bank Milwaukee's, fee schedule may be changed upon written notice.

  Requests for information and forms concerning the retirement plans should be directed to the Corporation. Because a retirement program may involve commitments covering future years, it is important that the investment objective of the Funds be consistent with the participant's retirement objectives. Premature withdrawal from a retirement plan will result in adverse tax consequences. Consultation with a competent financial and tax adviser regarding the retirement plans is recommended.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

  Each of the Funds will endeavor to qualify as a "regulated investment company" under Subchapter M of the Code. Each Fund is taxed as a separate entity under Subchapter M and qualifies on a separate basis. Pursuant to the qualification requirements of Subchapter M, each Fund intends to distribute substantially all of its net investment income to its shareholders annually.

  Each of the Funds also intends to distribute substantially all of its net capital gains less available capital loss carryovers annually and other income to reduce or avoid federal income and excise taxes. For federal income tax purposes, distributions by a Fund, whether invested in additional shares of Common Stock or received in cash, will be taxable to such Fund's shareholders unless exempt from federal taxation. Shareholders will be notified annually as to the federal tax status of dividends and distributions.

  Distributions and redemptions may also be taxed under state and local tax laws. Investors are advised to consult their tax adviser concerning the application of state and local taxes.

                             BROKERAGE TRANSACTIONS

  The Management Agreements and Sub-Advisory Agreements authorize the Adviser, WCM (with respect to the Growth Fund only), PBIA (with respect to the Total Return Fund only), WP (with respect to the Regional Small Cap Fund only) and Sasco (with respect to the Contrarian Value Fund only) to select the brokers or dealers that will execute the purchases and sales of the Funds' portfolio securities. In placing purchase and sale orders for the Funds, it is the policy of the Adviser and the portfolio managers to seek the best execution of orders at the most favorable price in light of the overall quality of brokerage and research services provided.


  The Management Agreements and Sub-Advisory Agreements permit the Adviser, and respective sub-adviser, to cause the applicable Fund to pay a broker which provides brokerage and research services to the Adviser, WCM, PBIA, WP or Sasco a commission for effecting securities transactions in excess of the amount another broker would have charged for executing the transaction, provided the Adviser, or respective sub-adviser, believes this to be in the best interests of such Fund. Although the Funds do not intend to market their shares through intermediary broker-dealers, the Funds may place portfolio orders with broker-dealers who recommend the purchase of their shares to clients if the Adviser, WCM, PBIA, WP or Sasco believes the commissions and transaction quality are comparable to that available from other brokers and allocate portfolio brokerage on that basis.

                               CAPITAL STRUCTURE

  The Corporation's authorized capital consists of 10,000,000,000 shares of Common Stock, of which 300,000,000 are allocated to the Growth Fund, 300,000,000 are allocated to the Total Return Fund, 300,000,000 are allocated to the Regional Small Cap Fund and 300,000,000 are allocated to the Contrarian Value Fund. Each share outstanding entitles the holder to one vote. Generally shares are voted in the aggregate and not by each Fund, except where class voting by each Fund is required by Wisconsin law or the Act (e.g., a change in investment policy or approval of an investment advisory agreement). By virtue of its stock ownership Resource Trust Company controls each of the Funds and the Corporation and First Trust National Association is deemed to control the Regional Small Cap Fund.

  The shares of each Fund have the same preferences, limitations and rights, except that all consideration received from the sale of shares of each Fund, together with all income, earnings, profits and proceeds thereof, belong to that Fund and are charged with the liabilities in respect of that Fund and of that Fund's share of the general liabilities of the Corporation in the proportion that the total net assets of the Fund bears to the total net assets of all of the Funds. However the Board of Directors of the Corporation may, in their discretion direct that any one or more general liabilities of the Corporation be allocated among the Funds on a different basis. The net asset value per share of eachFund is based on the assets belonging to that Fund less the liabilities charged to that Fund, and dividends are paid on shares of each Fund only out of lawfully available assets belonging to that Fund. In the event of liquidation or dissolution of the Corporation, the shareholders of each Fund will be entitled, out of the assets of the Corporation available for distribution, to the assets belonging to such Fund.

  There are no conversion or sinking fund provisions applicable to the shares of any Fund, and the holders have no preemptive rights and may not cumulate their votes in the election of directors. Consequently the holders of more than 50% of the Corporation's shares voting for the election of directors can elect the entire Board of Directors, and in such event, the holders of the remaining shares voting for the election of directors will not be able to elect any person or persons to the Board of Directors. The Wisconsin Business Corporation Law permits registered investment companies, such as the Corporation, to operate without an annual meeting of shareholders under specified circumstances if an annual meeting is not required by the Act. The Corporation has adopted the appropriate provisions in its Bylaws and does not anticipate holding an annual meeting of shareholders to elect directors unless otherwise required by the Act. The Corporation has also adopted provisions in its Bylaws for the removal of directors by its shareholders.

  The shares of each Fund are redeemable and are freely transferable. All shares issued and sold by the Corporation will be fully paid and nonassessable, except as provided in Section 180.0622(2)(b) of the Wisconsin Business Corporation Law. Fractional shares of each Fund entitle the holder to the same rights as whole shares of such Fund. Firstar Mutual Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202, acts as the Corporation's transfer agent and dividend disbursing agent.


  The Corporation will not issue certificates evidencing shares purchased unless so requested in writing. Where certificates are not issued, the shareholder's account will be credited with the number of shares purchased, relieving shareholders of responsibility for safekeeping of certificates and the need to deliver them upon redemption. Written confirmations are issued for all purchases of shares of each Fund. Any shareholder may deliver certificates to Firstar Mutual Fund Services, LLC, and direct that his account be credited with the shares. A shareholder may direct Firstar Mutual Fund Services, LLC, at any time to issue a certificate for his shares without charge.

                              SHAREHOLDER REPORTS


  Shareholders of each Fund will be provided at least semi-annually with a report showing such Fund's portfolio and other information. Annually, after the close of the Corporation's fiscal year, which currently ends June 30, shareholders will be provided an annual report containing audited financial statements. Shareholders who have questions about the Funds should call Firstar Mutual Fund Services, LLC, at 1-800-595-5519 or (414) 765-4124 or write to:
Eastcliff Funds, 900 Second Avenue South, 300 International Centre, Minneapolis, Minnesota 55402, Attention: Corporate Vice President.

                                   YEAR 2000


  The Funds are aware of the "Year 2000" issue. The "Year 2000" issue stems from the use of a two-digit format to define the year in certain date-sensitive computer application systems rather than the use of a four-digit format. As a result, date-sensitive software programs could recognize a date using "00" as the year 1900 rather than the year 2000. This could result in major systems or process failures or the generation of erroneous data, which would lead to disruptions in the Funds' business operations.


  The Funds have no application systems of their own and are entirely dependent on their service providers' systems and software. The Funds are working with their service providers (including their investment adviser, portfolio managers, administrator, transfer agent and custodian) to identify and remedy any Year 2000 issues. However, the Funds cannot guarantee that all Year 2000 issues will be identified and remedied, and the failure to successfully identify and remedy all Year 2000 issues could result in an adverse impact on the Funds.

                            PERFORMANCE INFORMATION

  Each of the Funds may provide from time to time, in advertisements, reports to shareholders and other communications with shareholders, its average annual compounded rate of return. A Fund's average annual compounded rate of return refers to the rate of return which, if applied to an initial investment in such Fund at the beginning of a stated period and compounded over the period, would result in the redeemable value of the investment in such Fund at the end of the stated period. The calculation assumes reinvestment of all dividends and distributions and reflects the effect of all recurring fees. Each Fund may also provide "aggregate" total return information for various periods, representing the cumulative change in value of an investment in a Fund for a specific period (again reflecting changes in share price and assuming reinvestment of dividends and distributions).

  Any performance results will be based on historical earnings and should not be considered as representative of the performance of a Fund in the future. An investment in a Fund will fluctuate in value and at redemption its value may be more or less than the initial investment.


  Each of the Funds may compare its performance to other mutual funds with similar investment objectives and to the industry as a whole, as reported by Morningstar, Inc. and Lipper Analytical Services, Inc.; Money, Forbes, Business Week and Barron's magazines; and, The Wall Street Journal. (Morningstar, Inc. and Lipper Analytical Services, Inc. are independent ranking services that rank over 1,000 mutual funds based upon total return performance.) Each of the Fund's may also compare its performance to the Dow Jones Industrial Average, Nasdaq Composite Index, Nasdaq Industrials Index, Value Line Composite Index, the S&P 500 Index, S&P400 Mid-Cap Growth Index, Lehman Intermediate Corporate Bond Index, Russell 1000 Growth Index, Russell 2000 Index, Russell Midcap Index and the Consumer Price Index. Such comparisons may be made in advertisements, shareholder reports or other communications to shareholders.


                                EASTCLIFF FUNDS
                            900 Second Avenue South
                            300 International Centre
                          Minneapolis, Minnesota 55402
                                  612-336-1444

                               INVESTMENT ADVISER
                        RESOURCE CAPITAL ADVISERS, INC.
                            900 Second Avenue South
                            300 International Centre
                          Minneapolis, Minnesota 55402

                               PORTFOLIO MANAGERS
                             EASTCLIFF GROWTH FUND
                        WINSLOW CAPITAL MANAGEMENT, INC.
                          EASTCLIFF TOTAL RETURN FUND
                      PALM BEACH INVESTMENT ADVISERS, LLC
               EASTCLIFF REGIONAL SMALL CAPITALIZATION VALUE FUND
                             WOODLAND PARTNERS LLC
                        EASTCLIFF CONTRARIAN VALUE FUND
                              SASCO CAPITAL, INC.

                                 ADMINISTRATOR
                           FIDUCIARY MANAGEMENT, INC.
                             225 East Mason Street
                           Milwaukee, Wisconsin 53202


                               TRANSFER AGENT AND
                           DIVIDEND DISBURSING AGENT
                       FIRSTAR MUTUAL FUND SERVICES, LLC
                            615 East Michigan Street
                           Milwaukee, Wisconsin 53202
                                 1-800-595-5519
                                       or
                                  414-765-4124


                                   CUSTODIAN
                             FIRSTAR BANK MILWAUKEE
                            615 East Michigan Street
                           Milwaukee, Wisconsin 53202


                            INDEPENDENT ACCOUNTANTS
                          PRICEWATERHOUSECOOPERS LLP
                             3100 Multifoods Tower
                             33 South Sixth Street
                          Minneapolis, Minnesota 55402

                                 LEGAL COUNSEL
                                FOLEY & LARDNER
                           777 East Wisconsin Avenue
                           Milwaukee, Wisconsin 53202


EASTCLIFF FUNDS

PURCHASE APPLICATION

--- This is a follow-up application to an investment by wire transfer.

Mail completed application to:
                        Eastcliff Funds
                        c/o Firstar Mutual Fund Services, LLC
                        P.O. Box 701
                        Milwaukee, WI  53201-0701

Overnight Express Mail to:
                        Eastcliff Funds
                        c/o Firstar Mutual Fund Services, LLC
                        3rd Floor
                        615 E. Michigan Street
                        Milwaukee, WI  53202


Use this form for individual, custodial, trust, profit sharing or pension plan accounts, including self-directed IRA and 401(k) plans. DO NOT USE THIS FORM FOR THE EASTCLIFF FUNDS-SPONSORED IRAs, SEP-IRA, SIMPLE IRA, 403(b)(7), DEFINED CONTRIBUTION (KEOGH OR CORPORATE PROFIT-SHARING AND MONEY-PURCHASE)
OR 401(K) PLANS WHICH REQUIRE FORMS AVAILABLE FROM THE EASTCLIFF FUNDS.
For information please call 1-800-595-5519 or 1-414-765-4124.
------------------------------------------------------------------------------

A. INVESTMENT
The minimum initial investment is $1,000 for shares in any of the Eastcliff Funds. Minimum additions to any Fund are $100 (except $50 for the Automatic Investment Plan).


Wiring instructions: Firstar Bank Milwaukee, NA, 777 E Wisconsin Ave., Milwaukee, WI 53202,

ABA: 075000022, For credit to Firstar Mutual Fund Services, LLC, Account
# 112-952-137,
For further credit (insert full name of Fund) (shareholders name) & (account
                    --------------------------------------------     -------
number).
------

Notify Firstar Mutual Fund Services, LLC, at 1-800-595-5519 or 1-414-765-4124 prior to sending wire.

PAYMENT BY     --- Check     --- Wire                         AMOUNT

--- Eastcliff Growth Fund                                   $--------------
--- Eastcliff Total Return Fund                             $--------------
--- Eastcliff Regional Small Capitalization Value Fund      $--------------
--- Eastcliff Contrarian Value Fund                         $--------------


------------------------------------------------------------------------------

B. REGISTRATION
--- Individual

--- Self-Directed IRA

-------------------  ----------------- CITIZEN OF -- U.S. -- OTHER  -----------
NAME                 SOCIAL SECURITY #                               BIRTHDATE
                                                                    (Mo/Dy/Yr)
--- Joint Owner*<F26>
(Cannot be a minor)

-------------------  ----------------- CITIZEN OF -- U.S. -- OTHER  -----------
NAME                 SOCIAL SECURITY #                               BIRTHDATE
                                                                    (Mo/Dy/Yr)

*<F26>Registration will be Joint Tenancy with Rights of Survivorship (JTWROS), unless otherwise specified.
--- Gift to Minor

-----------------------------------------  CITIZEN OF -- U.S. -- OTHER
CUSTODIAN'S NAME (only one permitted)

-----------------------------------------  CITIZEN OF -- U.S. -- OTHER
MINOR'S NAME (only one permitted)


---------------------------  -----------------------------   -----------------
MINOR'S SOCIAL SECURITY #    MINOR'S BIRTHDATE (Mo/Dy/Yr)  STATE OF RESIDENCE

--- Trust, Estate or Guardianship**<F27>

------------------------------------------------------------------------------
NAME OF TRUSTEE(S) (if to be included in registration)**<F27>

--- Corporate***<F28> (including Corporate Pension Plans)

--- Partnership**<F27>

--- Other Entity**<F27>

------------------------------------------------------------------------------
NAME OF TRUST**<F27> / CORPORATION***<F28> / PARTNERSHIP



-------------------------------------------------   --------------------------
SOCIAL SECURITY # / TAX ID #                      DATE OF AGREEMENT (Mo/Dy/Yr)
**<F27>Additional documentation and certification may be requested ***<F28>Corporate Resolution is required

------------------------------------------------------------------------------

C. ADDRESS
Mailing Address

----------------------------------------------------   -----------------------
STREET                                                APT / SUITE

--------------------------------------------   -----------------   -----------
CITY                                          STATE                ZIP

-----------------------------------------   ----------------------------------
DAYTIME PHONE #                                       EVENING PHONE #

--- Duplicate Confirmation (if desired) to:

---------------------------   -----   ----------------------------------------
FIRST NAME                    M.I.    LAST NAME

----------------------------------------------------   -----------------------
STREET                                                APT / SUITE

--------------------------------------------   -----------------   -----------
CITY                                          STATE                ZIP

------------------------------------------------------------------------------

D. DISTRIBUTION OPTIONS
  Capital gains & dividends will be reinvested if no option is selected.

  --- Capital Gains &                        --- Capital Gains &
  Dividends Reinvested                       Dividends in Cash
  --- Capital Gains in Cash &               --- Capital Gains Reinvested &
    Dividends Reinvested                       Dividends in Cash

  If the distribution is to be paid in cash, specify payment method below:
      ---  Send check to mailing address in Section C.
      --- Automatic deposit to my bank account via EFT. This transfer may take up to 3 business days to reach your bank account (please complete bank information below).

------------------------------------------------------------------------------
   NAME(S) ON BANK ACCOUNT

----------------------------------------   -----------------------------------
BANK NAME                                  ACCOUNT NUMBER

------------------------------------------------------------------------------
BANK ADDRESS

An unsigned voided check (for checking accounts) or a savings account deposit slip is required with your application. Your signed application must be received at least 15 business days prior to the initial distribution transaction.

------------------------------------------------------------------------------

E. TELEPHONE REDEMPTIONS
  I authorize Eastcliff Funds, Inc. to act upon my telephone instructions to redeem shares from my account.
  --- The proceeds will be mailed to the address in Section C.
  --- The proceeds of any redemption will be wired to your bank (complete bank information below). A wire fee of $12.00 will be charged.
  --- The proceeds of any redemption will be transferred via Electronic Funds Transfer ("EFT"). This transfer may take up to 3 business days to reach your bank (please complete bank information below).

------------------------------------------------------------------------------
   NAME(S) ON BANK ACCOUNT

--------------------------------------------   -------------------------------
BANK NAME                                      ACCOUNT NUMBER

------------------------------------------------------------------------------
BANK ADDRESS
An unsigned voided check (for checking accounts) or a savings account deposit slip is required with your application. Your signed application must be received at least 15 business days prior to the initial redemption transaction.

------------------------------------------------------------------------------

F. EXCHANGE PRIVILEGE
  If investment is by exchange, such exchange should be made from:
  --- Eastcliff Growth Fund    --- Eastcliff Total Return Fund
  Account # ---------------    Account #----------------------

  --- Eastcliff Regional Small Capitalization Value Fund
  Account # -----------------------

  --- Eastcliff Contrarian Value Fund
  Account #------------------------

  (I understand that exchanges between the Funds are taxable transactions.) Amount of Exchange $-------------- or Number of Shares ------------------

------------------------------------------------------------------------------

G. SYSTEMATIC WITHDRAWALS
I would like to withdraw from Eastcliff Fund name-----------------------------
Account # -------------    $------------------ ($100 minimum) as follows:
--- I would like to have payments made to me on or about the ------ day of each month, Or
--- I would like to have payments made to me on or about the ------ day of the months that I have circled below:

Jan.   Feb.   Mar.   Apr.   May     June   July   Aug.  Sept.  Oct.  Nov.  Dec.

--- I would like my payments automatically deposited to my checking, NOW or savings account. Complete bank account information below and attach a copy of a voided check or savings deposit slip. (A check will be mailed to the address from section C if this selection is not marked).

------------------------------------------------------------------------------
   NAME(S) ON BANK ACCOUNT

---------------------------------------------   ------------------------------
BANK NAME                                       ACCOUNT NUMBER

------------------------------------------------------------------------------
BANK ADDRESS
An unsigned voided check (for checking accounts) or a savings account deposit slip is required with your application. A balance of at least $10,000 is required.

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H. AUTOMATIC INVESTMENT PLAN

  I would like to establish an Automatic Investment Plan for the Eastcliff Funds as described in the Prospectus. Based on these instructions, Firstar Firstar Mutual Fund Services, LLC, as Transfer Agent for the Eastcliff Funds, will automatically transfer money directly from my checking, NOW or savings account to purchase shares in the Eastcliff Fund of my choice. I understand if the automatic purchase cannot be made due to insufficient funds, stop payment or any other reason, a $20 fee will be assessed. Your signed application must be received at least 15 business days prior to initial transaction. Attach an unsigned, voided check (for checking accounts) or a savings account deposit slip and complete this form.

 Please indicate the day of debit from bank account------------------------
Start Date (month & year) --------------   --- Monthly     --- Quarterly
Eastcliff Fund name --------------------------------
Account Number, if known ---------------------------
Indicate amount to be withdrawn from my bank account $---------- (minimum $50)

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   NAME(S) ON BANK ACCOUNT

----------------------------------------------   -----------------------------
BANK NAME                                        ACCOUNT NUMBER

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BANK ADDRESS

------------------------------------------   ---------------------------------
SIGNATURE OF BANK ACCOUNT OWNER              SIGNATURE OF JOINT OWNER (if any)
An unsigned voided check (for checking accounts) or a savings account deposit slip is required with your application.

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I. SIGNATURE AND CERTIFICATION REQUIRED BY THE INTERNAL REVENUE SERVICE
  Neither the Fund nor its transfer agent will be responsible for the authenticity of transaction instructions received by telephone, provided that reasonable security procedures have been followed.

  By selecting the options in Section (G or H), I hereby authorize the Fund to initiate debits/credits to my account at the bank indicated and for the bank to debit/credit the same to such account through the Automated Clearing House ("ACH") system.

  UNDER THE PENALTY OF PERJURY, I CERTIFY THAT (1) THE SOCIAL SECURITY NUMBER OR TAXPAYER IDENTIFICATION NUMBER SHOWN ON THIS FORM IS MY CORRECT TAXPAYER IDENTIFICATION NUMBER, AND (2) I AM NOT SUBJECT TO BACKUP WITHHOLDING EITHER AS A RESULT OF A FAILURE TO REPORT ALL INTEREST OR DIVIDENDS, OR THE IRS HAS NOTIFIED ME THAT I AM NO LONGER SUBJECT TO BACKUP WITHHOLDING. THE IRSDOES NOT REQUIRE YOUR CONSENT TO ANY PROVISION OF THIS DOCUMENT OTHER THAN THE CERTIFICATIONS REQUIRED TO AVOID BACKUP WITHHOLDING.

---------------------------------   ------------------------------------------
DATE (Mo/Dy/Yr)                     SIGNATURE OF OWNER*<F30>

--------------------------------   -------------------------------------------
DATE (Mo/Dy/Yr)                    SIGNATURE OF JOINT OWNER, if any
*<F30>If shares are to be registered in (1) joint names, both persons should sign, (2) a custodian for a minor, the custodian should sign, (3) a trust, the trustee(s) should sign, or (4) a corporation or other entity, an officer should sign and print name and title on space provided below.

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PRINT NAME AND TITLE OF OFFICER SIGNING FOR A CORPORATION OR OTHER ENTITY.








STATEMENT OF ADDITIONAL INFORMATION                           October 31, 1998
-----------------------------------




                              EASTCLIFF FUNDS, INC.
                             900 Second Avenue South
                            300 International Centre
                          Minneapolis, Minnesota 55402




         This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus of Eastcliff Funds, Inc. dated October 31, 1998. Requests for copies of the prospectus should be made in writing to Eastcliff Funds, Inc., 900 Second Avenue South, 300 International Centre, Minneapolis, Minnesota 55402, Attention: Corporate Secretary, or by calling (612) 336-1444.

                              EASTCLIFF FUNDS, INC.

                                Table of Contents

                                                                        Page No.

GENERAL INFORMATION AND HISTORY................................................1

INVESTMENT RESTRICTIONS........................................................1

INVESTMENT CONSIDERATIONS......................................................3


DIRECTORS AND OFFICERS OF THE CORPORATION.................................... 10

OWNERSHIP OF MANAGEMENT AND PRINCIPAL SHAREHOLDERS........................... 15

INVESTMENT ADVISER, PORTFOLIO MANAGERS AND ADMINISTRATOR..................... 16


DETERMINATION OF NET ASSET VALUE AND PERFORMANCE..............................19


DISTRIBUTION OF SHARES....................................................... 22

ALLOCATION OF PORTFOLIO BROKERAGE............................................ 23


CUSTODIAN.....................................................................24


TAXES ........................................................................25

SHAREHOLDER MEETINGS......................................................... 25


INDEPENDENT ACCOUNTANTS.......................................................26


FINANCIAL STATEMENTS......................................................... 27

DESCRIPTION OF SECURITIES RATINGS............................................ 27




         No person has been authorized to give any information or to make any representations other than those contained in this Statement of Additional Information and the Prospectus dated October 31, 1998 and, if given or made, such information or representations may not be relied upon as having been authorized by Eastcliff Funds, Inc.


         The Statement of Additional Information does not constitute an offer to sell securities.

                         GENERAL INFORMATION AND HISTORY


         Eastcliff Funds, Inc., a Wisconsin corporation organized on May 23, 1986 (the "Corporation"), is an open-end, diversified investment management company consisting of four portfolios, Eastcliff Growth Fund (the "Growth
Fund"), Eastcliff Total Return Fund (the "Total Return Fund"), Eastcliff Regional Small Capitalization Value Fund (the "Regional Small Cap Fund") and Eastcliff Contrarian Value Fund (the "Contrarian Value Fund") (collectively, the "Eastcliff Funds" or the "Funds"). The Corporation was called "Fiduciary Total Return Fund, Inc." prior to December 23, 1994.


                             INVESTMENT RESTRICTIONS


         As  set  forth  in  the  prospectus  dated  October  31,  1998  of  the
Corporation under the caption "Investment Objectives and Policies", the investment objective of the Growth Fund is to produce long-term growth of capital. The investment objective of the Total Return Fund is to realize a combination of capital appreciation and income which will result in the highest total return, while assuming reasonable risks. (The term "reasonable risks" refers to the judgment of the Total Return Fund's investment adviser or portfolio manager that investment in certain securities would not present an excessive risk of loss in light of current and anticipated future general market and economic conditions, trends in yields and interest rates, and fiscal and monetary policies.) The investment objective of the Regional Small Cap Fund is to produce capital appreciation. The investment objective of the Contrarian Value Fund is to produce long-term capital appreciation. Consistent with these investment objectives, each of the Funds has adopted the following investment restrictions which are matters of fundamental policy. Each Fund's fundamental investment policies cannot be changed without approval of the holders of the lesser of: (i) 67% of that Fund's shares present or represented at a shareholders' meeting at which the holders of more than 50% of such shares are present or represented; or (ii) more than 50% of the outstanding shares of that Fund.


         1. None of the Funds will purchase securities on margin, participate in a joint-trading account, sell securities short, or write or invest in put or call options, except that (a) the Growth Fund may invest for hedging purposes up to 5% of its net assets in put or call options and options on futures contracts and up to 5% of its net assets in futures contracts, and (b) each of the Regional Small Cap Fund and the Contrarian Value Fund may write or invest in put and call options to the extent permitted by the Investment Company Act of 1940. No Fund's investments in warrants, valued at the lower of cost or market, will exceed 5% of the value of such Fund's net assets.

         2. None of the Funds will borrow money or issue senior securities, except for temporary bank borrowings (not in excess of 5% of the value of its net assets) or for emergency or extraordinary purposes, and none of the Funds will pledge any of its assets, except to secure borrowings and only to an extent not greater than 10% of the value of such Fund's net assets.

         3. None of the Funds will lend money (except by purchasing publicly distributed debt securities or entering into repurchase agreements provided that repurchase agreements maturing in more than seven days plus all other illiquid securities will not exceed

10% of such Fund's net assets) or will lend its portfolio securities. A repurchase agreement involves a sale of securities to a Fund with the concurrent agreement of the seller to repurchase the securities at the same price plus an amount equal to an agreed upon interest rate, within a specified time. In the event of a bankruptcy or other default of a seller of a repurchase agreement, such Fund could experience both delays in liquidating the underlying securities and losses, including: (a) possible decline in value of the collateral during the period while such Fund seeks to enforce its rights thereto; (b) possible decreased levels of income during this period; and (c) expenses of enforcing its rights.

         4. None of the Funds will make investments for the purpose of exercising control or management of any company.

         5. None of the Funds will purchase securities of any issuer (other than the United States or an agency or instrumentality of the United States) if, as a result of such purchase, such Fund would hold more than 10% of any class of securities, including voting securities, of such issuer or more than 5% of such Fund's assets, taken at current value, would be invested in securities of such issuer, except that up to 25% of the assets of each of the Regional Small Cap Fund and the Contrarian Value Fund may be invested without regard to these limitations.

         6. None of the Funds will concentrate more than 25% of the value of its net assets, determined at the time an investment is made, exclusive of government securities, in securities issued by companies primarily engaged in the same industry.

         7. None of the Funds will acquire or retain any security issued by a company, an officer or director of which is an officer or director of the Corporation or an officer, director or other affiliated person of any Fund's investment adviser.

         8. None of the Funds will acquire or retain any security issued by a company if any of the directors or officers of the Corporation, or directors, officers or other affiliated persons of any Fund's investment adviser, beneficially own more than 1/2% of such company's securities and all of the above persons owning more than 1/2% own together more than 5% of its securities.

         9. None of the Funds will act as an underwriter or distributor of securities other than shares of the Corporation and none of the Funds, other than the Contrarian Value Fund, may purchase any securities which are restricted from sale to the public without registration under the Securities Act of 1933, as amended.

         10. None of the Funds will purchase oil, gas or other mineral leases or any interest in any oil, gas or any other mineral exploration or development program.

         11. None of the Funds will purchase or sell real estate, real estate mortgage loans or real estate limited partnerships.

         12. None of the Funds will purchase or sell commodities or commodities contracts, except that the Growth Fund may invest in futures contracts and options on future contracts to the extent set forth in Investment Restriction No. 1 above.

         13. The Total Return Fund will not invest more than 5% of its total assets, and each of the Growth Fund, the Regional Small Cap Fund and the Contrarian Value Fund will not invest more than 10% of its total assets, in securities of issuers which have a record of less than three years of continuous operation, including the operation of any predecessor business of a company which came into existence as a result of a merger, consolidation, reorganization or purchase of substantially all of the assets of such predecessor business.

         The following investment limitation is not fundamental, and may be changed without shareholder approval.

         1. None of the  Funds  will  purchase  securities  of other  investment companies except (a) as part of a plan of merger, consolidation or reorganization approved by the shareholders of such Fund; (b) securities of money market mutual funds; or (c) securities of registered closed-end investment companies on the open market where no commission or profit results, other than the usual and customary broker's commission. No purchases described in (b) and
(c) will be made if as a result of such purchase such Fund would hold more than 3% of any class of securities, including voting securities, of any registered investment company or more than 5% of such Fund's assets, taken at current value, would be invested in the securities of any registered investment company or in securities of registered closed-end investment companies.

                            INVESTMENT CONSIDERATIONS

Low-Rated Securities


         As set forth in the Funds' prospectus dated October 31, 1998 under the caption "Investment Practices and Risks", each of the Funds will limit its investments in convertible securities to those for which such Fund's investment adviser believes (a) the underlying common stock is a suitable investment for that Fund and (b) a greater potential for total return exists by purchasing the convertible security because of its higher yield. Moreover, none of the Funds will invest more than 5% of its net assets at the time of investment in convertible securities rated less than investment grade.


         Corporate obligations rated less than investment grade (hereinafter referred to as "low-rated securities") are commonly referred to as "junk bonds", and while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The special risk considerations in connection with investments in low-rated securities are discussed below.

         Effect of Interest Ra tes and Economic Changes. Even though the exposure of each of the Funds to the low-rated security market is limited to a maximum of 5% of its net assets, the Funds are required to provide the following discussion of such market.

         The low-rated security market is relatively new and its growth paralleled a long economic expansion. As a result, it is not clear how this market may withstand a prolonged recession or economic downturn. Such a prolonged economic downturn could severely disrupt the market for and adversely affect the value of high-yield securities.

         Interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of low-rated securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Low-rated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of low-rated securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific corporate developments, or the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing. The risk of loss due to default by an issuer of low-rated securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a low-rated security defaulted, the applicable Fund might incur additional expenses in seeking recovery. Periods of economic uncertainty and changes would also generally result in increased volatility in the market prices of low-rated securities and thus in the applicable Fund's net asset value.

         As previously stated, the value of a low-rated security generally will decrease in a rising interest rate market, and accordingly, so normally will the applicable Fund's net asset value. If such Fund experiences unexpected net redemptions in such a market, it may be forced to liquidate a portion of its portfolio securities without regard to their investment merits. Due to the limited liquidity of low-rated securities (discussed below), the Fund may be forced to liquidate these securities at a substantial discount. Any such liquidation would reduce the Fund's asset base over which expenses could be allocated and could result in a reduced rate of return for the Fund.

         Payment Expectations. Low-rated securities typically contain redemption, call or prepayment provisions which permit the issuer of such securities containing such provisions to, at their discretion, redeem the securities. During periods of falling interest rates, issuers of low-rated securities are likely to redeem or prepay the securities and refinance them with debt securities with a lower interest rate. To the extent an issuer is able to refinance the securities or otherwise redeem them, the applicable Fund may have to replace the securities with a lower yielding security which would result in lower returns for the Fund.

         Credit Ratings. Credit ratings issued by credit rating agencies evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of low-rated securities and therefore may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the security. Consequently, credit ratings are used only as a preliminary indicator of investment quality.

         Liquidity and Valuation. A Fund may have difficulty disposing of certain low-rated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all low-rated securities there is no established retail secondary market for many of these securities. The Funds anticipate that such securities could be sold only to a limited number of dealers or institutional investors. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security, and accordingly, the net asset value of a particular Fund and its ability to dispose of particular securities when necessary to meet its liquidity needs, or in response to a specific economic event, or an event such as a deterioration in the creditworthiness of the issuer. The lack of a liquid secondary market for certain securities may also make it more difficult for a Fund to obtain accurate market quotations for purposes of valuing their respective portfolios. Market quotations are generally available on many low-rated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales. During periods of thin trading, the spread between bid and asked prices is likely to increase significantly. In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high-yield securities, especially in a thinly-traded market.

Hedging Instruments

         As set forth above under the caption "Investment Restrictions", the Growth Fund may invest up to 5% of its net assets in put or call options and options on futures contracts and up to 5% of its net assets in futures contracts. Similarly, as set forth in the Prospectus under the captions "Investment Objectives and Policies -- Eastcliff Regional Small Capitalization Value Fund" and "Investment Objectives and Policies -- Eastcliff Contrarian Value Fund", each of the Regional Small Cap Fund and Contrarian Value Fund may purchase put and call options on equity securities and on stock indices and write covered call options on equity securities owned by the Fund, provided not more than 5% of the Fund's net assets will be invested in put and call options and the premiums received by the Fund with respect to unexpired call options written by the Fund will not exceed 5% of the Fund's net assets. The foregoing investments will be effected during periods of anticipated market weakness and will not result in leveraging of the applicable Fund's portfolio.

         Futures Contracts. When the Growth Fund purchases a futures contract, it agrees to purchase a specified underlying instrument at a specified future date. When the Growth Fund sells a futures contract, it agrees to sell the underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the Growth Fund enters into the contract. Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available.

         The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase the Growth Fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if the Growth Fund had purchased the underlying instrument directly. When the Growth Fund sells a futures contract, by contrast, the value of its future position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

         Futures Margin Payments. The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a Futures Commission Merchant ("FCM"), when the contract is entered into. Initial margin deposits are equal to a percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of the Growth Fund's investment limitations. In the event of the bankruptcy of an FCM that holds margin on behalf of the Growth Fund, such Fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the Fund.

         Purchasing Put and Call Options. By purchasing a put option, the Growth Fund, the Regional Small Cap Fund or the Contrarian Value Fund, as the case may be, obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays the current market price for the option (known as the option premium). The Growth Fund may purchase options on futures contracts, as well as options on equity securities and stock indices. The Regional Small Cap Fund and the Contrarian Value Fund may purchase options on equity securities and on stock indices. The Growth Fund, the Regional Small Cap Fund or the Contrarian Value Fund, as the case may be, may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. If the option is allowed to expire, the Fund will lose the entire premium it paid. If a Fund exercises the option, it completes the sale of the underlying instrument at the strike price. Such Fund may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists. The buyer of a put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

         The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option. Only exchange listed options will be acquired.

         Stock Index Options. Stock index options are put options and call options on various stock indexes. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. A stock index fluctuates with changes in the market value of the stocks included in the index. For example, some stock index options are based on a broad market index, such as the Standard & Poor's 500 or the Value Line Composite Index, or a narrower market index, such as the Standard & Poor's 100. Indexes also may be based on an industry or market segment, such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options on stock indexes are currently traded on the following exchanges: the Chicago Board Options Exchange, the New York Stock Exchange, the American Stock Exchange, the Pacific Stock Exchange, and the Philadelphia Stock Exchange.

         Writing Call and Put Options. When the Growth Fund, the Regional Small Cap Fund or the Contrarian Value Fund, as the case may be, writes a call option, it receives a premium and agrees to sell the related investments to a purchaser of the call during the call period (usually not more than nine months) at a fixed exercise price (which may differ from the market price of the related investments) regardless of market price changes during the call period. If the call is exercised, the Fund forgoes any gain from an increase in the market price over the exercise price. When writing an option on a futures contract the Growth Fund will be required to make margin payments to an FCM as described above for futures contracts.

         To terminate its obligations on a call which it has written, the Growth Fund, the Regional Small Cap Fund or the Contrarian Value Fund, as the case may be, may purchase a call in a "closing purchase transaction." (As discussed above, such Funds may also purchase calls other than as part of such closing transactions.) A profit or loss will be realized depending on the amount of option transaction costs and whether the premium previously received is more or less than the price of the call purchased. A profit may also be realized if the call lapses unexercised, because the Fund retains the premium received. Any such profits are considered short-term gains for federal income tax purposes and, when distributed, are taxable as ordinary income.

         Writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

         When a Fund writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of a premium, the Fund assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. The Growth Fund may only write covered puts and the Regional Small Cap Fund and the Contrarian Value Fund currently will not write put options. For a put to be covered, the Growth Fund must maintain in a segregated account cash or high-quality, short-term readily marketable obligations equal to the option price. A profit or loss will be realized depending on the amount of option transaction costs and whether the premium previously received is more or less than the put purchased in a closing purchase transaction. A profit may also be realized if the put lapses unexercised because the Fund retains the premium received. Any such profits are considered short-term gains for federal income tax purposes and, when distributed, are taxable as ordinary income.

         Combined Option Positions. The Growth Fund, the Regional Small Cap Fund or the Contrarian Value Fund may purchase and write options (subject to the limitations discussed above) in combination with each other to adjust the risk and return characteristics of the overall position. For example, either Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

         Correlation of Price Changes. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match the applicable Fund's current or anticipated investments. The Growth Fund, the Regional Small Cap Fund or the Contrarian Value Fund may invest in options and (with respect to the Growth Fund only) futures contracts based on securities which differ from the securities in which it typically invests. This involves a risk that the options or futures position will not track the performance of the Fund's investments.

         Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instrument match the applicable Fund's investments well. Options and future prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. The Growth Fund, the Regional Small Cap Fund and the Contrarian Value Fund may purchase or sell options and (with respect to the Growth Fund only) futures contracts with a greater or less value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in historical volatility between the contract and the securities, although this may not be successful in all cases. If price changes in the applicable Fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments. Successful use of these techniques requires skills different from those needed to select portfolio securities.


         Liquidity of Options and Futures Contracts. There is no assurance a liquid secondary market will exist for any particular option or futures contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instruments' current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for the Growth Fund, the Regional Small Cap Fund or the Contrarian Value Fund, as the case may be, to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require the applicable Fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, such Fund's access to other assets held to cover its options or futures positions could also be impaired.


         Asset Coverage for Futures and Option Positions. The Growth Fund, the Regional Small Cap Fund and the Contrarian Value Fund will comply with guidelines established by the Securities and Exchange Commission with respect to coverage of options and futures strategies by mutual funds, and if the guidelines so require will set aside cash or liquid securities in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the futures or option strategy is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of a portion of the applicable Fund's assets could impede portfolio management or such Fund's ability to meet redemption requests or other current obligations.


         Special Risks of Hedging and Income Enhancement Strategies. Participation in the options or futures markets involves investment risks and transactions costs to which the Growth Fund, the Regional Small Cap Fund or the Contrarian Value Fund, as applicable, would not be subject absent the use of these strategies. In particular, the loss from investing in futures contracts is potentially unlimited. If the applicable Fund's portfolio manager(s)' prediction of movements in the direction of the securities and interest rate markets are inaccurate, the adverse consequences to such Fund may leave such Fund in a worse position than if such strategies were not used. Risks inherent in the use of futures contracts and options on futures contracts include: (1) dependence on the portfolio manager(s)' ability to predict correctly movements in the direction of interest rates, securities prices and currency markets; (2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the prices of the securities being hedged; (3) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument at any time; and (5) the possible need to defer closing out certain hedged positions to avoid adverse tax consequences.


         Illiquid Securities. Each of the Funds may invest up to 10% of its net assets in securities for which there is no readily available market ("illiquid securities"). The 10% limitation includes certain securities whose disposition would be subject to legal restrictions ("restricted securities") which may be purchased by the Contrarian Value Fund but not the other Funds. However, certain restricted securities that may be resold pursuant to Rule 144A under the Securities Act may be considered liquid. The Board of Directors of the Corporation has delegated to Resource Capital Advisers, Inc. (the "Adviser") the day-to-day determination of the liquidity of a security although it has retained oversight and ultimate responsibility for such determinations. Although no definite quality criteria are used, the Board of Directors has directed the Adviser to consider such factors as (i) the nature of the market for a security (including the institutional private resale markets); (ii) the terms of these securities or other instruments allowing for the disposition to a third party or the issuer thereof (e.g. certain repurchase obligations and demand instruments);
(iii) and availability of market quotations; and (iv) other permissible factors.

         Restricted securities may be sold in private negotiated or other exempt transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act. When registration is required, the Contrarian Value Fund may be obligated to pay all or part of the registration expenses and a considerable time may elapse between the decision to sell and the sale date. If, during such period, adverse market conditions were to develop, the Contrarian Value Fund might obtain a less favorable price than the price which prevailed when it decided to sell. Restricted securities will be priced at fair value as determined in good faith by the Board of Directors.

                    DIRECTORS AND OFFICERS OF THE CORPORATION

         The name, age, address, principal occupation(s) during the past five years and other information with respect to each of the directors and officers of the Corporation are as follows:

CONLEY BROOKS, JR.*

900 Second Avenue South
Suite 300
Minneapolis, Minnesota  55402
(PRESIDENT AND A DIRECTOR OF THE CORPORATION)


         Mr. Brooks, age 52, has been President of Brooks Associates, Inc., an asset and investment management firm, since 1982 . He has been Chairman of the Board of Resource Companies, Inc. since 1992 and was elected CEO in 1998. Resource Companies, Inc. is a bank holding company which owns Resource Trust Company (where Mr. Brooks has also been CEO since 1998), the corporate parent of Resource Capital Advisers, Inc. Mr. Brooks has been President and a director of the Corporation since December, 1994.

ROLF ENGH

1101 S. 3rd ST.
Minneapolis, Minnesota  55415
(A DIRECTOR OF THE CORPORATION)

         Mr. Engh, age 45, has been General Counsel, Vice President-International Sales, General Manager Color Corp. and Corporate Secretary of The Valspar Corporation, a paint manufacturing company, since 1993. Mr. Engh has been a director of the Corporation since July, 1998.


JOHN J. FAUTH

3100 Metropolitan Centre
333 South Seventh Street
Minneapolis,  Minnesota 55402
(A DIRECTOR OF THE CORPORATION)


         Mr. Fauth, age 53, has been Chairman and Chief Executive Officer of The Churchill Companies, a private investment company, since April, 1982. Mr. Fauth has been a director of the Corporation since December, 1994. He is also a director of Kinnard Investments, Inc.


-----------------
         *Messrs. Brooks, Welch and Wilson are directors who are "interested persons" of the Fund as that term is defined in teh Investment Company Act of 1940.

A. SKIDMORE THORPE

4900 IDS Center
80 South Eighth Street
Minneapolis, Minnesota  55402
(A DIRECTOR OF THE CORPORATION)


         Mr. Thorpe, age 69, is a private investor; he has been Chairman of Andrus California Timberland Partnerships, a private investment firm, since 1988. Mr. Thorpe has been a director of the Corporation since December, 1994.


E. THOMAS WELCH*

900 Second Avenue South
Suite 300
Minneapolis, Minnesota  55402
(VICE PRESIDENT AND A DIRECTOR OF THE CORPORATION)


         Mr. Welch, age 60, has been President and Managing Director of Resource Trust Company since 1984, President of Resource Companies, Inc. since January, 1990 and Chief Operating Officer of Resource Capital Advisers, Inc. since
February, 1992. He has served as Vice President and a director of the Corporation since December, 1994. Mr. Welch is also a director of Casino Magic.


JOHN A. CLYMER

900 Second Avenue South
Suite 300
Minneapolis, Minnesota  55402
(VICE PRESIDENT, SECRETARY AND TREASURER OF THE CORPORATION)


         Mr. Clymer, age 50, has been a Managing Director of Resource Trust Company and President of Resource Capital Advisers, Inc. since 1994. Prior to joining the Resource companies, he was president of Minnesota Mutual Life Insurance Company, and had held various positions within Minnesota Mutual Life Insurance Company since 1972. Mr. Clymer has served as a Vice President of the Corporation since June, 1996 and as Secretary and Treasurer of the Corporation since June, 1997. Mr. Clymer is a director of Hanover Capital Mortgage Holdings, Inc., a real estate investment trust, and WTC Industries, Inc.

DONALD S. WILSON*

225 East Mason Street
Milwaukee, Wisconsin 53202
(A DIRECTOR OF THE CORPORATION)


         Mr. Wilson, age 55, co-founded Fiduciary Management, Inc., a Milwaukee, Wisconsin, investment advisory firm, in 1980 and has served as a director and in various executive capacities since that time, including as President and Treasurer since 1987. Mr. Wilson has served in various capacities with the Corporation since its inception in 1986. He has been a director of the Corporation since 1987. From 1986 through December, 1994, Mr. Wilson served as Vice President and Assistant Secretary of the Corporation, and from December,
1994 through June, 1997, he served as Secretary and Treasurer of the Corporation. Mr. Wilson also serves as a director of Fiduciary Capital Growth Fund, Inc. and FMI Funds, Inc.


A. RODNEY BOREN
900 Second Avenue South
Suite 300
Minneapolis, Minnesota  55402
(VICE PRESIDENT OF THE CORPORATION)


         Mr. Boren, age 52, has been a Managing Director of Resource Trust Company since January, 1996. Prior to joining Resource Trust Company, he was with Norwest Bank since 1974, most recently serving as Executive Vice President, Norwest Institutional Trust Services, from 1990 to 1995. Mr. Boren served as an Investment Officer of the Corporation from February, 1996 to June, 1997 and has served as Vice President of the Corporation since June, 1997.

 SARAH A. HILLESHEIM


900 Second Avenue South
Suite 300
Minneapolis, Minnesota  55402
(VICE PRESIDENT AND ASSISTANT SECRETARY OF THE CORPORATION)


         Ms. Hillesheim, age 37, has been employed at Resource Capital Advisers, Inc. in various capacities since 1994. From November 1992 until June 1994, she was employed at the Center for Diagnostic Imaging, Ms. Hillesheim has been a Vice President and Assistant Secretary of the Corporation since November, 1995.

---------------
         *Messr. Brooks, Welch and Wilson are directors who are "interested persons" of the Fund as that term is defined in the Investment Company Act of 1940.

ROBERT W. WHALEN

249 Royal Palm Way
Suite 400
Palm Beach, Florida  33480
(VICE PRESIDENT OF THE CORPORATION)

         Mr. Whalen, age 55, has been President and Chief Executive Officer of Palm Beach Investment Advisers, LLC. since April 1998. From 1992 to April 1998 he was the Vice President/Managing Director of U.S. Trust Company of Florida in Vero Beach Florida. Mr. Whalen served as Vice President of Managers Funds, Inc. from 1990 to 1992 and Greenwich Capital Markets, Inc. from 1988 to 1990 and Chief Executive Officer of Lomas & Nettleton Securities Corp. from 1983 to 1988.

PATRICE J. NEVERETT

249 Royal Palm Way
Suite 400
Palm Beach, Florida  33480
(VICE PRESIDENT OF THE CORPORATION)

         Ms. Neverett, age 45, has been Executive Vice President and Senior Portfolio Manager of Palm Beach Investment Advisers, LLC. since 1990. Ms. Neverett is the Investment Manager of the Eastcliff Total Return Fund.

         The Corporation's standard method of compensating directors is to pay each director who is not an officer of the Corporation a fee of $500 for each meeting of the Board of Directors attended. During the fiscal year ended June 30, 1998 the Corporation paid $1,000 in directors' fees to the Corporation's directors who are not officers of the Corporation. The table below sets forth the compensation paid by the Corporation to each of the current directors of the Corporation during the fiscal year ended June 30, 1998:

                                                COMPENSATION TABLE




                                                                                                          Total
                                                        Pension or Retirement    Estimated Annual      Compensation
         Name of             Aggregate Compensation     Benefits Accrued As        Benefits Upon      from Corporation
         Person                 from Corporation        Part of Fund Expenses        Retirement        Paid to Directors
         ------                 ----------------        ---------------------        ----------        -----------------
Conley Brooks, Jr.                     $0                        $0                     $0                   $0
John J. Fauth                         $500                       $0                     $0                   $500
A. Skidmore Thorpe                    $500                       $0                     $0                   $500


                                      -14-



                                                        Pension or Retirement     Estimated Annual      Compensation
         Name of             Aggregate Compensation     Benefits Accrued As        Benefits Upon       from Corporation
         Person                 from Corporation        Part of Fund Expenses        Retirement        Paid to Directors
         ------                 ----------------        ---------------------        ----------        -----------------

E. Thomas Welch                        $0                         $0                     $0                   $0
Donald S. Wilson                       $0                         $0                     $0                   $0
Rolf Engh*                             $0                         $0                     $0                   $0


--------------------
*Mr. Engh did not become a director of the Corporation until July, 1998.


               OWNERSHIP OF MANAGEMENT AND PRINCIPAL SHAREHOLDERS


         As of September 30, 1998. All officers and directors of the Corporation as a group (11 persons) beneficially owned 139,537 shares of the Growth Fund (which constituted 3.83% of its then outstanding shares), 2,514 shares of the Total Return Fund (which constituted 0.21% of its then outstanding shares) , 28,689 shares of the Regional Small Cap Fund (which constituted 0.64% of its then outstanding shares) and 4,970 shares of the Contrarian Value Fund (which constituted 0.25% of its then outstanding shares). As of such date, the sole beneficial holders of more than 5% of the Growth Fund's then outstanding shares were Resource Trust Company, Suite 300, 900 Second Avenue South, Minneapolis, Minnesota 55402, which owned 3,127,444 shares of such Fund (constituting 85.82% of its then outstanding shares), and Hollybrook & Company, an affiliate of Conley Brooks, Jr., which owned 207,273 shares of the Growth Fund (constituting 5.69% of its then outstanding shares). The Growth Fund shares held by Hollybrook & Company are included in the 3,127,444 shares held by Resource Trust Company. As of the same date, the sole beneficial holder of more than 5% of the Total Return Fund's then outstanding shares was Resource Trust Company, Suite 300, 900 Second Avenue South, Minneapolis, Minnesota 55402, which owned 1,065,035 shares, or 90.30% of the total shares of such Fund then outstanding. As of the same date, the sole beneficial holders of more than 5% of the Regional Small Cap Fund's then outstanding shares were Resource Trust Company, Suite 300, 900 Second Avenue South, Minneapolis, Minnesota 55402, which owned 1,683,256 shares of such Fund (constituting 37.78% of its then outstanding shares), First Trust National Association, 180 E. 5 St., P.O. Box 64488, St. Paul, Minnesota 55164-0488, which owned 988,433 shares of such Fund (constituting 22.18% of its then outstanding shares), and Norwest Bank MN, NA, P. O. Box 1533, Minn, MN 55480, which owned 266,344 shares of such Fund (constituting 5.98% of its then outstanding shares). As of the same date, the sole beneficial holder of more than 5% of the Contrarian Value Fund's then outstanding shares was Resource Trust Company, 900 Second Avenue South, Minn, MN 55402, which owned 1,894,333 shares, or 95.08% of the total shares of such Fund then outstanding. Resource Trust Company, a Minnesota corporation, is the parent company of Resource Capital Advisers, Inc., the investment adviser to each of the Funds.

         The Growth Fund, the Total Return Fund, the Regional Small Cap Fund, the Contrarian Value Fund and the Corporation are controlled by Resource Trust Company. Resource Trust Company owns sufficient shares of the Growth Fund, the Total Return Fund, the Contrarian Value Fund and, with First Trust National Association, the Regional Small Cap Fund to approve or disapprove all matters brought before shareholders of such Funds, including the election of directors of the Corporation and the approval of auditors. The Corporation does not control any person.


            INVESTMENT ADVISER, PORTFOLIO MANAGERS AND ADMINISTRATOR


         As set forth in the Prospectus under the caption "Management of the Funds" the investment adviser to each of the Funds is Resource Capital Advisers, Inc. (the "Adviser"), the portfolio manager to the Growth Fund is Winslow Capital Management, Inc. ("WCM"), the portfolio manager to the Total Return Fund is Palm Beach Investment Advisers, LLC ("PBIA"), the portfolio manager to the Regional Small Cap Fund is Woodland Partners LLC ("WP") and the portfolio manager to the Contrarian Value Fund is Sasco Capital, Inc. ("Sasco"). The
Adviser is a wholly-owned subsidiary of Resource Trust Company, a Minnesota state bank. Resource Trust Company is a wholly-owned subsidiary of Resource Companies, Inc., a Minnesota corporation. The Adviser's executive officers include E. Thomas Welch, Chief Operating Officer, John A. Clymer, President,
Compliance Officer and Chief Investment Officer, and Dan W. Melcher, Chief Financial Officer. The directors of the Adviser are E. Thomas Welch, Conley Brooks, Jr. and Lyman E. Wakefield, Jr. WCM is controlled by Clark J. Winslow, its President, Chief Executive Officer, and principal shareholder. PBIA is controlled by the Adviser. WP is owned in equal parts by Richard W. Jensen, Elizabeth M. Lilly and Richard J. Rinkoff. Sasco is owned by Hoda Bibi, Bruce Bottomley, Lee Garcia and Daniel Leary.

         Pursuant to separate investment advisory agreements entered into between the Funds and the Adviser effective July 1, 1995 with respect to the Growth Fund and the Total Return Fund, September 16, 1996 with respect to the Regional Small Cap Fund and December 30, 1997 with respect to the Contrarian Value Fund (the "Management Agreements"), the Adviser provides consulting, investment and administrative services to each of the Funds. The specific investments for each Fund will be made by one or more portfolio managers selected for such Fund by the Adviser. The Adviser has overall responsibility for assets under management, provides overall investment strategies and programs for the Funds, selects portfolio managers, allocates assets among the portfolio managers and monitors and evaluates the portfolio managers' performance. The Adviser and each of the Funds enter into separate sub-advisory agreements with such Fund's portfolio managers. The Adviser also provides each of the Funds with office space, equipment and personnel necessary to operate and administer such Fund's business and to supervise the provision of services by third parties such as the transfer agent and the custodian. During the fiscal years ended June 30, 1998, 1997 and 1996 the Total Return Fund paid the Adviser advisory fees of $236,368, $191,191 and $129,207, respectively, and the Adviser waived $0, $0 and $38,729, respectively, in additional advisory fees. During the fiscal years ended June 30, 1998, 1997 and 1996, the Growth Fund paid the Adviser advisory fees of $512,180, $454,388 and $372,152, respectively, and the Adviser waived $0, $0 and $15,451 in additional advisory fees, respectively. The Regional Small Cap Fund did not begin operations until September 16, 1996. During the fiscal year ended June 30, 1998 and during the period from September 16, 1996 through June 30, 1997, the Regional Small Cap Fund paid the Adviser advisory fees of $544,391 and $144,375, respectively. The Contrarian Value Fund did not begin operations until December 30, 1997.

During the period from December 30, 1997 through June 30, 1998, the Contrarian Value Fund paid the Adviser advisory fees of $90,399.

         The Adviser has undertaken to reimburse each Fund to the extent that the aggregate annual operating expenses exceed that percentage of the daily net assets of such Fund for such year, as determined by valuations made as of the close of each business day of the year, which is the most restrictive percentage provided by the state laws of the various states in which the shares of such Fund are qualified for sale or, if the states in which the shares of such Fund are qualified for sale impose no such restrictions, 2%. As of the date of this Statement of Additional Information the shares of the Funds are not qualified for sale in any state which imposes an expense limitation. Notwithstanding the most restrictive applicable expense limitation of state securities commissions set forth above or the terms of the Management Agreements, the Adviser has voluntarily agreed to reimburse each of the Funds for expenses in excess of 1.3% of such Fund's average daily net assets during the fiscal year ending June 30, 1999, and did so for the fiscal years ended June 30, 1998, 1997 and 1996 for each of the Funds operating at such times. Each Fund monitors its expense ratio on a monthly basis. If the accrued amount of the expenses of a Fund exceeds the expense limitation, such Fund creates an account receivable from the Adviser for the amount of such excess. In such a situation the monthly payment of the Adviser's fee will be reduced by the amount of such excess, subject to adjustment month by month during the balance of such Fund's fiscal year if accrued expenses thereafter fall below this limit. During the fiscal years ended June 30, 1998, 1997 and 1996 , the Adviser reimbursed the Total Return Fund $27,489, $35,832 and $9,060 , respectively (in addition to the waiver of advisory fees described above), for excess expenses . During the fiscal years ended June 30, 1998, 1997 and 1996, the Adviser reimbursed the Growth Fund $0, $14,325 and $17,342, respectively, (in addition to the waiver of advisory fees described above) for excess expenses . The Regional Small Cap Fund did not begin operations until September 16, 1996. During the fiscal year ended June 30, 1998 and during the period from September 16, 1996 through September 30, 1997, the Advisor reimbursed the Regional Small Cap Fund $0 and $45,235 for excess expenses . The Contrarian Value Fund did not begin operations until December 30, 1997 . During the period from December 30, 1997 through June 30, 1998, the Advisor reimbursed the Contrarian Value Fund $17,544 for excess expenses.


         As of the date hereof, WCM is the sole portfolio manager of the Growth Fund, PBIA is the sole portfolio manager of the Total Return Fund, WP is the sole portfolio manager of the Regional Small Cap Fund and Sasco is the sole portfolio manager of the Contrarian Value Fund. Each of WCM, PBIA, WP and Sasco has entered into a separate sub-advisory contract with the applicable Fund and the Adviser (the Sub-Advisory Agreements"). Pursuant to their respective
Sub-Advisory Agreements, WCM makes specific portfolio investments for that segment of the assets of the Growth Fund under its management in accordance with such Fund's investment objective and WCM's investment approach and strategies, PBIA makes specific portfolio investments for that segment of the assets of the Total Return Fund under its management in accordance with such Fund's investment objective and PBIA's investment approach and strategies, WP makes specific portfolio investments for that segment of the assets of the Regional Small Cap Fund under its management in accordance with such Fund's investment objectives and WP's investment approach and strategies and Sasco makes specific portfolio investments for that segment of the assets of the Contrarian Value Fund under its management in accordance with such Fund's investment objectives and Sasco's investment approach and strategies.

         Portfolio managers of the Funds, including WCM, PBIA, WP, and Sasco are employed and may be terminated by the Adviser subject to prior approval by the Board of Directors of the Corporation. The employment of a new portfolio manager currently requires the prior approval of the shareholders of the applicable Fund. The Corporation, however, may request an order of the Securities and Exchange Commission exempting the Funds from the requirements under the Investment Company Act of 1940 relating to shareholder approval of new portfolio managers. There can be no assurance that the Corporation will request such an order, or, if requested, that such an order will be granted with respect to the Funds. Selection and retention criteria for portfolio managers include: (i) their historical performance records; (ii) consistent performance in the context of the markets and preservation of capital in declining markets; (iii) organizational stability and reputation; (iv) the quality and depth of investment personnel; and (v) the ability of the portfolio manager to apply its approach consistently. Each portfolio manager will not necessarily exhibit all of the criteria to the same degree. Portfolio managers are paid by the Adviser (not the Funds).

         The portfolio managers' activities are subject to general supervision by the Adviser and the Board of Directors of the Corporation. Although the Adviser and the Board do not evaluate the investment merits of the portfolio managers' specific securities selections, they do review the performance of each portfolio manager relative to the selection criteria.


         As set forth in the Prospectus under the caption "Management of the Funds", Fiduciary Management, Inc. (the "Administrator") is the administrator to each of the Funds. The Administrator is controlled by Mr. Wilson and Ted D. Kellner. Pursuant to separate administration agreements entered into between each of the Funds and the Administrator (the "Administration Agreements"), the Administrator supervises all aspects of the Funds' operations except those performed by the Adviser or the portfolio managers. In connection with such supervision the Administrator prepares and maintains the books, accounts and other documents required by the Investment Company Act of 1940 (the "Act"), calculates the Fund's net asset value, responds to shareholder inquiries, prepares the Fund's financial statements and excise tax returns, prepares reports and filings with the Securities and Exchange Commission and with state Blue Sky authorities, furnishes statistical and research data, clerical, accounting and bookkeeping services and stationery and office supplies, keeps and maintains the Fund's financial accounts and records and generally assists in all aspects of the Fund's operations. During the fiscal years ended June 30, 1998, 1997 and 1996, the Total Return Fund paid the Administrator $47,236, $38,238 and $33,575, respectively, pursuant to such Fund's Administration Agreement. During the fiscal years ended June 30, 1998, 1997 and 1996, the Growth Fund paid the Administrator $76,677, $75,438 and $68,201, respectively, pursuant to such Fund's Administration Agreement. The Regional Small Cap Fund did not commence operations until September 16, 1996. During the fiscal year ended June 30, 1998 and during the period from September 16, 1996 through June 30, 1997, the Regional Small Cap Fund paid the Administrator $77,094 and $28,875, respective pursuant to such Fund's Administration Agreement. The Contrarian Value Fund did not commence operations until December 30, 1997 . During the period from December 30, 1997 through June 30, 1998, the Contrarian Value Fund paid the Administrator $18,080 pursuant to such Fund's Administration Agreement.


         The respective Management Agreements and Sub-Advisory Agreements of each of the Funds will remain in effect as long as its continuance is specifically approved at least annually (i) by the Board of Directors of the Corporation, or, in the case of the Management Agreements, by the vote of a majority (as defined in the Act) of the outstanding shares of the applicable Fund, and (ii) by the vote of a majority of the directors of the Corporation who are not parties to the Management Agreement or Sub-Advisory Agreement relating to the applicable Fund or interested persons of the Adviser or applicable Portfolio Manager, cast in person at a meeting called for the purpose of voting on such approval. The Administration Agreements will remain in effect until terminated. Each of the Management Agreements provides that it may be terminated at any time without the payment of any penalty, by the Board of Directors of the Corporation or by vote of a majority of the applicable Fund's shareholders, on sixty days written notice to the Adviser and by the Adviser on the same notice to the applicable Fund, and that it shall be automatically terminated if it is assigned. Each of the Sub-Advisory Agreements provides that it may be terminated by any party upon giving 30 days written notice to the other parties and that it shall be automatically terminated if it is assigned. Each of the Administration Agreements provides that it may be terminated at any time without the payment of any penalty by the Board of Directors of the Corporation on ninety days written notice to the Administrator and by the Administrator on the same notice to the applicable Fund.

         The Management Agreements, the Sub-Advisory Agreements and the Administration Agreements provide that the Adviser, WCM, PBIA, WP, Sasco and the Administrator, as the case may be, shall not be liable to either of the Funds or their shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties. The Management Agreements, the Sub-Advisory Agreements and the Administration Agreements also provide that the Adviser, WCM, PBIA, WP, Sasco and the Administrator, and their respective officers, directors and employees, may engage in other businesses, devote time and attention to any other business whether of a similar or dissimilar nature, and render services to others.

                DETERMINATION OF NET ASSET VALUE AND PERFORMANCE

         As set forth in the Prospectus under the caption "Determination of Net Asset Value", the net asset value of each Fund will be determined as of the close of regular trading (currently 4:00 P.M. Eastern Time) on each day the New York Stock Exchange is open for trading. The New York Stock Exchange is open for trading Monday through Friday except New Year's Day, Dr. Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day,
Thanksgiving Day and Christmas Day. Additionally, if any of the aforementioned holidays falls on a Saturday, the New York Stock Exchange will not be open for trading on the preceding Friday and when any such holiday falls on a Sunday, the New York Stock Exchange will not be open for trading on the succeeding Monday, unless unusual business conditions exist, such as the ending of a monthly or the yearly accounting period. The New York Stock Exchange may also be closed on national days of mourning.

         Any total rate of return quotation for a particular Fund will be for a period of three or more months and will assume the reinvestment of all dividends and capital gains distributions which were made by such Fund during that period. Any period total rate of return quotation of a Fund will be calculated by dividing the net change in value of a hypothetical shareholder account established by an initial payment of $1,000 at the beginning of the period by 1,000. The net change in the value of a shareholder account is determined by subtracting $1,000 from the product obtained by multiplying the net asset value per share at the end of the period by the sum obtained by adding (A) the number of shares purchased at the beginning of the period plus (B) the number of shares purchased during the period with reinvested dividends and distributions. Any average annual compounded total rate of return quotation of a Fund will be calculated by dividing the redeemable value at the end of the period (i.e., the product referred to in the preceding sentence) by $1,000. A root equal to the period, measured in years, in question is then determined and 1 is subtracted from such root to determine the average annual compounded total rate of return.


         The foregoing computation may also be expressed by the following formula:

                         P(1+T)n = ERV

        P    =      a hypothetical initial payment of $1,000

        T    =      average annual total return

        n    =      number of years

      ERV    =      ending redeemable value of a hypothetical  $1,000
                    payment made at the beginning of the stated periods at the end of the stated periods.

         Total return is the cumulative rate of investment growth which assumes that income dividends and capital gains are reinvested. It is determined by assuming a hypothetical investment at the net asset value at the beginning of the period, adding in the reinvestment of all income dividends and capital gains, calculating the ending value of the investment at the net asset value as of the end of the specified time period, subtracting the amount of the original investment, and dividing this amount by the amount of the original investment. This calculated amount is then expressed as a percentage by multiplying by 100.


                  The Growth Fund's average annual compounded return for the one-year period ended June 30, 1998 was 33.86% and for the period from the Growth Fund's commencement of operations (July 1, 1995) through June 30, 1998 was 23.08%. The Total Return Fund's average annual compounded returns for the one-year, five-year and ten-year periods ended June 30, 1998 and for the period from the Fund's commencement of operations (December 30,

1986)   through  June  30,  1998  were  33.33%,   19.43%,   14.50%  and  15.65%,
respectively. The Regional Small Cap Fund's average annual compounded return for the one-year period ended June 30, 1998 was 11.69%, and for the period from the Regional Small Cap Fund's commencement of operations (September 16, 1996) through June 30, 1998 was 19.18%. The Contrarian Value Fund's return for the period from the Contrarian Value Fund's Commencement of operations (December 30,
1997) through June 30, 1998 was 4.10%.

         The results below show the value of an assumed initial investment in the Growth Fund of $10,000 made on June 30, 1995 through June 30, 1998, assuming reinvestment of all dividends and distributions.


                          Value of $10,000           Cumulative % Change
Date                        Investment               (i.e. total return)
----                      ---------------           -------------------
December 31, 1995          $ 10,860                          + 8.6%
December 31, 1996            12,690                          +26.9
December 31, 1997            15,533                           +55.3
June 30, 1998                18,633                           +86.3


         The results below show the value of an assumed initial investment in the Total Return Fund of $10,000 made on December 30, 1986 through June 30, 1998, assuming reinvestment of all dividends and distributions.


                          Value of $10,000           Cumulative % Change
Date                        Investment              (i.e. total return)
----                        ----------------        -------------------
December 31, 1986            $ 10,000                         ---
December 31, 1987              11,225                        +12.2%
December 31, 1988              13,554                        +35.5
December 31, 1989              15,341                        +53.4
December 31, 1990              14,663                        +46.6
December 31, 1991              19,070                        +90.7
December 31, 1992              21,052                       +110.5
December 31, 1993              23,381                       +133.8
December 31, 1994              22,909                       +129.1
December 31, 1995              28,221                       +182.2
December 31, 1996              34,000                       +240.0
December 31, 1997              44,214                       +342.1
June 30, 1998                  53,225                       +432.2

         The results below show the value of an assumed initial investment in the Regional Small Cap Fund of $10,000 made on September 16, 1996 through June 30, 1998, assuming reinvestment of all dividends and distributions.


                              Value of $10,000           Cumulative % Change
                                 Investment              (i.e. total return)
Date
December 31, 1996                $ 10,908                      9.1%
December 31, 1997                  13,207                     32.1
June 30, 1998                      13,682                     36.8


         The results below show the value of an assumed initial investment in the Contrarian Value Fund of $10,000 made on December 30, 1997 through June 30, 1998, assuming reinvestment of all dividends and distributions.

                                                        Cumulative % Change
Date                   Value of $10,000 Investment      (i.e. total return)

December 31, 1997          $10,030                      +0.3%

June 30, 1998              10,410                       +4.1

         The foregoing performance results are based on historical earnings and should not be considered as representative of the performance of the Growth Fund, the Total Return Fund , the Regional Small Cap Fund or the Contrarian Value Fund in the future. Such performance results also reflect reimbursements made by the Adviser to keep total fund operating expenses at or below 1.3% of average daily net assets. An investment in the Growth Fund, the Total Return Fund , the Regional Small Cap Fund or the Contrarian Value Fund will fluctuate in value and at redemption its value may be more or less than the initial investment.


                             DISTRIBUTION OF SHARES


         Each of the Funds has adopted a Distribution Plan (the "Plan") in anticipation that such Fund will benefit from the Plan through increased sales of shares, thereby reducing such Fund's expense ratio and providing an asset size that allows the Adviser greater flexibility in management. However, each of the Funds presently intends not to utilize the Plan or pay any 12b-1 fees during the fiscal year ending June 30, 1999. The Plan may be terminated by any Fund at any time by a vote of the directors of the Corporation who are not interested persons of the Corporation and who have no direct or indirect financial interest in the Plan or any agreement related thereto (the "Rule 12b-1 Directors") or by a vote of a majority of the outstanding shares of such Fund. Messrs. Fauth and Thorpe are currently the Rule 12b-1 Directors. Any change in the Plan that would materially increase the distribution expenses of a particular Fund provided for in the Plan requires approval of the shareholders of such Fund and the Board of Directors, including the Rule 12b-1 Directors.

         While the Plan is in effect, the selection and nomination of directors who are not interested persons of the Corporation will be committed to the discretion of the directors of the Corporation who are not interested persons of the Corporation. The Board of Directors of the Corporation must review the amount and purposes of expenditures pursuant to the Plan quarterly as reported to it by a Distributor, if any, or officers of the Corporation. The Plan will continue in effect for as long as its continuance is specifically approved at least annually by the Board of Directors, including the Rule 12b-1 Directors. The Growth Fund did not begin operations until June 30, 1995, and such Fund has not incurred any distribution costs to date. The Regional Small Cap Fund did not begin operations until September 16, 1996 and such Fund has not incurred any distribution costs to date. The Contrarian Value Fund did not begin operations until December 30, 1997 and, such Fund has not incurred any distribution costs to date.


                        ALLOCATION OF PORTFOLIO BROKERAGE

         Decisions to buy and sell securities for the Growth Fund are made by the Adviser and WCM, for the Total Return Fund are made by the Adviser and PBIA, for the Regional Small Cap Fund are made by the Adviser and WP and for the Contrarian Value Fund are made by the Adviser and Sasco, in each case subject to review by the Corporation's Board of Directors. In placing purchase and sale orders for portfolio securities for the Funds, it is the policy of the Adviser, WCM, PBIA, WP and Sasco to seek the best execution of orders at the most favorable price in light of the overall quality of brokerage and research services provided, as described in this and the following paragraph. In selecting brokers to effect portfolio transactions, the determination of what is expected to result in best execution at the most favorable price involves a number of largely judgmental considerations. Among these are the evaluation by the Adviser, WCM, PBIA, WP and/or Sasco of the broker's efficiency in executing and clearing transactions, block trading capability (including the broker's willingness to position securities) and the broker's financial strength and stability. The most favorable price to a Fund means the best net price without regard to the mix between purchase or sale price and commission, if any. Over-the-counter securities are generally purchased and sold directly with principal market makers who retain the difference in their cost in the security and its selling price. In some instances, the Adviser, WCM, PBIA, WP or Sasco may feel that better prices are available from non-principal market makers who are paid commissions directly. Although none of the Funds intends to market its shares through intermediary broker-dealers, a Fund may place portfolio orders with broker-dealers who recommend the purchase of such Fund's shares to clients if the Adviser, WCM, PBIA, WP or Sasco, as the case may be, believes the commissions and transaction quality are comparable to that available from other brokers and may allocate portfolio brokerage on that basis.


         In allocating brokerage business for the Funds, the Adviser, WCM, PBIA, WP and Sasco also take into consideration the research, analytical, statistical and other information and services provided by the broker, such as general economic reports and information, reports or analyses of particular companies or industry groups, market timing and technical information, and the availability of the brokerage firm's analysts for consultation. While each of the Adviser, WCM, PBIA, WP and Sasco believes these services have substantial value, they are considered supplemental to the efforts of the Adviser, WCM, PBIA, WP or Sasco in the performance of its duties under the applicable Management Agreement or Sub-Advisory Agreement. Other clients of the Adviser, WCM, PBIA, WP or Sasco may indirectly benefit from the availability of these services to the Adviser, WCM, PBIA, WP or Sasco, and the Funds may indirectly benefit from services available to the Adviser, WCM, PBIA, WP or Sasco as a result of transactions for other clients. Each of the Management Agreements and Sub-Advisory Agreements provides that the Adviser, WCM, PBIA, WP or Sasco, as the case may be, may cause the applicable Fund to pay a broker which provides brokerage and research services to the Adviser, WCM, PBIA, WP or Sasco, a commission for effecting a securities transaction in excess of the amount another broker would have charged for effecting the transaction, if the Adviser, WCM, PBIA, WP or Sasco determines in good faith that such amount of commission is reasonable in relation to the value of brokerage and research services provided by the executing broker viewed in terms of either the particular transaction or the overall responsibilities of the Adviser, WCM, PBIA, WP or Sasco with respect to the applicable Fund and the other accounts as to which it exercises investment discretion. During the fiscal years ended June 30, 1996 , 1997, and 1998, the Growth Fund paid brokerage commissions of $70,820 on transactions having a total market value of $67,831,156 , $43,545 on transactions having a total market value of $25,936,201 and $75,062 on transactions having a total market value of $60,131,748, respectively. Brokerage commissions paid by the Total Return Fund totaled $28,705 on transactions having a total market value of $32,270,945, $19,854 on transactions having a total market value of $15,590,327 and $7,130 on transactions having a total market value of $6,703,149 for the fiscal years ended June 30, 1996 , 1997 and 1998, respectively. The Regional Small Cap Fund did not commence operations until September 16, 1996. During the period from September 16, 1996 through June 30, 1997, the Regional Small Cap Fund paid brokerage commissions of $50,392 on transactions having a total market value of $15,758,909 and for the fiscal year ended June 30, 1998 paid $77,720 on transactions having a market value of $34,327,567. The Contrarian Value Fund did not commence operations until December 30, 1997 . During the period from December 30, 1997 through June 30, 1998, The Contrarian Value Fund paid brokerage Commission of $40,438 on transactions having a total market value of $22,255,053. All of the brokers to whom commissions were paid by the Growth Fund, the Total Return Fund, the Regional Small Cap Fund and the Contrarian Value Fund provided research services to the Adviser.


                                    CUSTODIAN

         Firstar Bank Milwaukee, N.A., 615 East Michigan Street, Milwaukee, Wisconsin 53202, acts as custodian for the Funds. As such, Firstar Bank Milwaukee, N.A. holds all securities and cash of the Funds, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments and performs other duties, all as directed by officers of the Corporation. Firstar Bank Milwaukee, N.A. does not exercise any supervisory function over the management of the Funds, the purchase and sale of securities or the payment of distributions to shareholders. Firstar Mutual fund Services LLC also acts as the Funds' transfer agent and dividend disbursing agent.

                                      TAXES


         As  set  forth  in  the  Prospectus   under  the  caption   "Dividends,
Distributions and Taxes", each of the Funds will endeavor to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. A portion of each Fund's ordinary income distribution may be eligible for the 70% dividends-received deduction for domestic corporation shareholders.

         Dividends from each Fund's net investment income and distributions from each Fund's net realized capital gains maybe taxable to shareholders, whether received in cash or additional shares of such Fund.


         Any dividend or capital gains distribution paid shortly after a purchase of shares will have the effect of reducing the per share net asset value of such shares by the amount of the dividend or distribution. Furthermore, if the net asset value of the shares immediately after a dividend or distribution is less than the cost of such shares to the shareholder, the dividend or distribution will be taxable to the shareholder even though it results in a return of capital to him.

         Each Fund may be required to withhold Federal income tax at a rate of 31% ("backup withholding") from dividend payments and redemption proceeds if a shareholder fails to furnish such Fund with his social security number or other tax identification number and certify under penalty of perjury that such number is correct and that he is not subject to backup withholding due to the under reporting of income. The certification form is included as part of the share purchase application and should be completed when the account is opened.

                              SHAREHOLDER MEETINGS

         The Wisconsin Business Corporation Law permits registered investment companies, such as the Corporation, to operate without an annual meeting of shareholders under specified circumstances if an annual meeting is not required by the Act. The Corporation has adopted the appropriate provisions in its bylaws and, at its discretion, may not hold an annual meeting in any year in which none of the following matters is required to be acted upon by the shareholders under the Act: (i) election of directors; (ii) approval of an investment advisory agreement; (iii) ratification of the selection of auditors; and (iv) approval of a distribution agreement.

         The Corporation's bylaws also contain procedures for the removal of directors by its shareholders. At any meeting of shareholders, duly called and at which a quorum is present, the shareholders may, by the affirmative vote of the holders of a majority of the votes entitled to be cast thereon, remove any director or directors from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of removed directors.

         Upon the written request of the holders of shares entitled to not less than ten percent (10%) of all the votes entitled to be cast at such meeting, the Secretary of the

Corporation shall promptly call a special meeting of shareholders for the purpose of voting upon the question of removal of any director. Whenever ten or more shareholders of record who have been such for at least six months preceding the date of application, and who hold in the aggregate either shares having a net asset value of at least $25,000 or at least one percent (1%) of the total outstanding shares, whichever is less, shall apply to the Corporation's Secretary in writing, stating that they wish to communicate with other shareholders with a view to obtaining signatures to a request for a meeting as described above and accompanied by a form of communication and request which they wish to transmit, the Secretary shall within five business days after such application either: (1) afford to such applicants access to a list of the names and addresses of all shareholders as recorded on the books of the Corporation; or (2) inform such applicants as to the approximate number of shareholders of record and the approximate cost of mailing to them the proposed communication and form of request.

         If the Secretary elects to follow the course specified in clause (2) of the last sentence of the preceding paragraph, the Secretary, upon the written request of such applicants, accompanied by a tender of the material to be mailed and of the reasonable expenses of mailing, shall, with reasonable promptness, mail such material to all shareholders of record at their addresses as recorded on the books unless within five business days after such tender the Secretary shall mail to such applicants and file with the Securities and Exchange Commission, together with a copy of the material to be mailed, a written statement signed by at least a majority of the Board of Directors to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion.

         After opportunity for hearing upon the objections specified in the written statement so filed, the Securities and Exchange Commission may, and if demanded by the Board of Directors or by such applicants shall, enter an order either sustaining one or more of such objections or refusing to sustain any of them. If the Securities and Exchange Commission shall enter an order refusing to sustain any of such objections, or if, after the entry of an order sustaining one or more of such objections, the Securities and Exchange Commission shall find, after notice and opportunity for hearing, that all objections so sustained have been met, and shall enter an order so declaring, the Secretary shall mail copies of such material to all shareholders with reasonable promptness after the entry of such order and the renewal of such tender.

                             INDEPENDENT ACCOUNTANTS


         PricewaterhouseCoopers LLP, 3100 Multifoods Tower, 33 South Sixth Street, Minneapolis, Minnesota 55402, currently serves as the independent accountants for the Corporation and has so served since the fiscal year ended September 30, 1989.

                              FINANCIAL STATEMENTS

             The following audited financial statements are incorporated by reference to the Annual Report, dated June 30, 1998, of Eastcliff Funds, Inc. (File No. 811-4722), as filed with the Securities and Exchange Commission on August 5, 1998:

       o          Statement of Asset & Liabilities (Growth Fund only)

       o          Schedule of Investments (Growth Fund only)

       o Statements of Net Assets (Total Return Fund, Regional Small Cap Fund and Contrarian Value Fund only)

       o          Statements of Operations

       o          Statements of Changes in Net Assets

       o          Financial Highlight

       o          Notes to the Financial Statements

       o          Report of Independent Accountants


                        DESCRIPTION OF SECURITIES RATINGS

         As set forth in the Prospectus under the caption "Investment Objectives and Policies", each of the Funds may invest in various securities assigned ratings of either Standard & Poor's Corporation or Moody's Investors Service, Inc. A brief description of the ratings symbols and their meanings follows.

         Standard & Poor's Corporation Bond Ratings. A Standard & Poor's corporate debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers of lessees.

         The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

         The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform any audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

         The  ratings  are  based,   in  varying   degrees,   on  the  following
considerations:

         I. Likelihood of default - capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

         II. Nature of and provisions of the obligation;

         III. Protection afforded by, and relative position of the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights;

         AAA - Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

         AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

         A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in the higher rated categories.

         BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

         BB, B, CCC, CC Bonds are regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, they are outweighed by large uncertainties or major risk exposures to adverse conditions.

                  Moody's Investors Service, Inc Bond Ratings.

         Aaa - Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large, or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa - Bonds which are Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

         A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa - Bonds which are rated Baa are considered as medium grade obligations; (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C - Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Moody's applies numerical modifiers 1, 2 and 3 in each of the foregoing generic rating classifications. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

         Standard & Poor's Commercial Paper Ratings. A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market. Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. The three highest categories are as follows:

         A-1. This highest category indicates that the degree of safety regarding timely payment is strong. Those issuers determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

         A-2. Capacity for timely payment on issues with this designation is satisfactory. However the relative degree of safety is not as high as for issuers designated "A-1".

         A-3. Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying a higher designation.

         Standard & Poor's Preferred Stock Ratings. A Standard & Poor's preferred stock rating is an assessment of the capacity and willingness of an issuer to pay preferred stock dividends and any applicable sinking fund obligations. A preferred stock rating differs from a bond rating inasmuch as it is assigned to an equity issue, which issue is intrinsically different from, and subordinated to, a debt issue. Therefore, to reflect this difference, the preferred stock rating symbol will normally not be higher than the bond rating symbol assigned to, or that would be assigned to, the senior debt of the same issuer.

         The preferred stock ratings are based on the following considerations:

         I. Likelihood of payment -- capacity and willingness of the issuer to meet the timely payment of preferred stock dividends and any applicable sinking fund requirements in accordance with the terms of the obligation.

         II. Nature of, and provisions of, the issue.

         III. Relative position of the issue in the event of bankruptcy, reorganization, or other arrangements affecting creditors' rights.

         "AAA" This is the highest rating that may be assigned by Standard & Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

         "AA"  A  preferred   stock  issue  rated  "AA"  also   qualifies  as  a
high-quality fixed income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated "AAA."

         "A" An issued rated "A" is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

         "BBB" An issue rated "BBB" is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the "A" category.

         "BB," "B," "CCC" Preferred stock rated "BB," "B," and "CCC" are regarded, on balance, as predominately speculative with respect to the issuer's capacity to pay preferred stock obligations. "BB" indicates the lowest degree of speculation and "CCC" the highest degree of speculation. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

                                OTHER INFORMATION

Item 24. Financial Statements and Exhibits


         (a.) Audited Financial Statements (Financial Highlights included in Part A and all incorporated by reference to the Annual Report, dated June 30, 1998 (File No. 811-4722) of Eastcliff Funds, Inc. (as filed with the Securities and Exchange Commission on August 5, 1998)).


         Eastcliff Funds, Inc.


               Statement of Assets and Liabilities (Growth Fund only) Schedule of Investments (Growth Fund only)
               Statements of Net Assets (Total Return Fund, Regional Small
                 Cap Fund and Contrarian Value Fund only)
               Statements of Operations
               Statements of Changes in Net Assets
               Financial Highlights
               Notes to Financial Statements
               Report of Independent Accountants

   (b.)  Exhibits


         (1.1)    Registrant's   Restated   Articles   of   Incorporation,    as
                  amended.(4)

         (1.2) Articles of Amendment relating to Series D Common Stock of Eastcliff Funds, Inc.(4)

           (2)    Registrant's By-Laws, as amended. (3)


           (3)     None

           (4)     None


         (5.1) Investment Advisory Agreement between Eastcliff Total Return Fund and Resource Capital Advisers, Inc.(3)

         (5.2) Investment Advisory Agreement between Eastcliff Growth Fund and Resource Capital Advisers, Inc.(3)

         (5.3) Sub-Advisory Agreement among Eastcliff Growth Fund, Resource Capital Advisers, Inc. and Winslow Capital Management, Inc.(3)

         (5.4) Sub-Advisory Agreement among Eastcliff Total Return Fund, Resource Capital Advisers, Inc. and Palm Beach Investment Advisers, Inc.(3)

         (5.5) Investment Advisory Agreement between Eastcliff Regional Small Capitalization Value Fund and Resource Capital Advisers, Inc.(1)

         (5.6)    Sub-Advisory   Agreement   among   Eastcliff   Regional  Small
                  Capitalization Value Fund, Resource Capital Advisers, Inc. and Woodland Partners LLC.(1)

         (5.7) Investment Advisory Agreement between Eastcliff Contrarian Value Fund and Resource Capital Advisers, Inc.(4)

         (5.8) Sub-Advisory Agreement among Eastcliff Contrarian Value Fund, Resource Capital Advisers, Inc. and Sasco Capital, Inc.(4)


           (6)     None

           (7)     None


         (8.1)    Custodian   Agreement  between  Eastcliff  Total  Return  Fund
                  (formerly Fiduciary Total Return Fund) and Firstar Trust Company.(3)

         (8.2) Custodian Agreement between Eastcliff Growth Fund and Firstar Trust Company.(3)

         (8.3)    Custodian   Agreement   between   Eastcliff   Regional   Small
                  Capitalization Value Fund and Firstar Trust Company.(3)

         (8.4) Custodian Agreement between Eastcliff Contrarian Value Fund and Firstar Trust Company.(4)

         (9.1)    Administrative   Agreement,    including   addendum,   between
                  Eastcliff  Total Return Fund (formerly  Fiduciary Total Return
                  Fund) and Fiduciary Management, Inc.(3)

         (9.2)    Administrative   Agreement,    including   addendum,   between
                  Eastcliff Growth Fund and Fiduciary Management, Inc.(3)

         (9.3)    Administrative   Agreement,    including   addendum,   between
                  Eastcliff  Regional  Small   Capitalization   Value  Fund  and
                  Fiduciary Management, Inc.(1)

         (9.4)    Administrative   Agreement,    including   addendum,   between
                  Eastcliff Contrarian Value Fund and Fiduciary Management, Inc.(4)

          (10)    Opinion of Foley & Lardner, counsel for Registrant.

          (11)    Consent of PricewaterhouseCoopers LLP.


          (12)     None


          (13)    Subscription  Agreement.(3)

        (14.1)    Eastcliff  Funds   (formerly   Fiduciary   Funds)   Individual
                  Retirement Account.(3)

        (14.2)    Eastcliff  Funds  (formerly  Fiduciary  Funds)   Self-Employed
                  Defined Contribution Retirement Plan.(3)

        (14.3) Eastcliff Funds (formerly Fiduciary Funds) Simplified Employee Pension.(3)

        (14.4) Eastcliff Funds Savings Incentive Match Program for Small Employers ("SIMPLE") Individual Retirement Account.(3)

        (14.5)    Eastcliff Funds Section 403(b)(7) Retirement  Plan.(3)

        (15.1) Amended and Restated Servicing and Distribution Plan of Eastcliff Funds, Inc.(3)

        (15.2)    Servicing and Distribution  Agreement.(3)

          (16)    Schedule for Computation of Performance  Quotations.(2)


         (17)     Financial Data Schedule.

         (18)     None.

--------------------
(1) Previously filed as an exhibit to Amendment No. 15 to Registrant's Registration Statement on Form N-1A and incorporated by reference thereto. Amendment No. 15 was filed on July 3, 1996 and its accession number is 0000897069-96-000189.

(2) Previously filed as an exhibit to Amendment No. 16 to Registrant's Registration Statement on Form N-1A and incorporated by reference thereto. Amendment No. 16 was filed on September 13, 1996 and its accession number is 0000897069-96-000313.

(3) Previously filed as an exhibit to Amendment No. 18 to Registrant's Registration Statement on Form N-1A and incorporated by reference thereto. Amendment No. 18 as filed on October 1, 1997 and its accession number is 0000897069-97-000403.

(4) Previously filed as an exhibit to Amendment No. 19 to Registrant's Registration Statement on Form N-1A and incorporated by reference thereto. Amendment No. 19 was filed on October 16, 1997 and its accession number is 0000897069-97-000415.

Item 25. Persons Controlled by or under Common Control with Registrant


         The Registrant, the Eastcliff Total Return Fund, the Eastcliff Growth Fund , the Eastcliff Regional Small Capitalization Value Fund and the Eastcliff Contrarian Value Fund are controlled by Resource Trust Company, which owned 90.30%, 85.82%, 37.78% and 95.08% of the Total Return Fund's, the Growth Fund's , the Regional Small Cap Fund's and the Contrarian Value Fund's outstanding shares, respectively, as of September 30, 1998. Registrant does not control any person.


Item 26. Number of Holders of Securities

                                                      Number of Record Holders

                  Title of Class                     as of September 30,  1998
                  --------------                     -------------------------

         Common Stock (Total Return Fund)                       73
         Common Stock (Growth Fund)                             76
         Common Stock (Regional Small Cap  Fund)               215
         Common Stock (Contrarian Value Fund)                   14



Item 27. Indemnification

         Pursuant to the authority of the Wisconsin Business Corporation Law, Registrant's Board of Directors has adopted the following By-Law which is in full force and effect and has not been modified or canceled:

                                   Article VII

                                INDEMNIFICATION

                  7.01 Provision of Indemnification. The corporation shall indemnify all of its corporate representatives against expenses, including attorney's fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by them in connection with the defense of any action, suit or proceeding, or threat or claim of such action, suit or proceeding, whether civil, criminal, administrative, or legislative, no matter by whom brought, or in any appeal in which they or any of them are made parties or a party by reason of being or having been a corporate representative, if the corporate representative acted in good faith and in a manner reasonably believed to be in or not opposed to the best interests of the corporation and with respect to any criminal proceeding, he had no reasonable cause to believe his conduct was unlawful
         provided   that  the   corporation   shall  not   indemnify   corporate
         representatives in relation to matters as to which any such corporate representative shall be adjudged in such action, suit or proceeding to be liable for gross negligence, willful misfeasance, bad faith, reckless disregard of the duties and obligations involved in the conduct of his office, or when indemnification is otherwise not permitted by the Wisconsin Business Corporation Law.

                  7.02 Determination of Right to Indemnification. In the absence of an adjudication which expressly absolves the corporate representative, or in the event of a settlement, each corporate representative shall be indemnified hereunder only if a determination that indemnification of the corporate representative is proper because he has met the applicable standard of conduct set forth in Section
         7.01. Such determination shall be made: (i) by the board of directors, by a majority vote of a quorum which consists of directors who were not parties to the action, suit or proceeding nor interested persons of the corporation as defined in Section 2(a)(19) of the Investment Company
         Act of 1940; (ii) if the required quorum is not obtainable or if a quorum of disinterested directors so direct, by independent legal counsel in a written opinion; or (iii) by the shareholders. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person was guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties and obligations involved in the conduct of his or her office, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his or her conduct was unlawful.

                  7.03  Allowance of Expenses.  Expenses,  including  attorneys'
         fees, incurred in the preparation of and/or presentation of the defense of a civil or criminal action, suit or proceeding may be paid by the corporation in advance of the final disposition of such action, suit or proceeding as authorized in the manner provided in Sections 180.0853 or
         180.0856 of the Wisconsin Business Corporation Law and in accordance with the requirements of the Securities and Exchange Commission upon receipt of an undertaking by or on behalf of the corporate representative to repay such amount unless it shall ultimately be determined that he or she is entitled to be indemnified by the corporation as authorized in this by-law.

                  7.04 Additional Rights to Indemnification. The indemnification provided by this by-law shall not be deemed exclusive of any other rights to which those indemnified may be entitled under these by-laws, any agreement, vote of shareholders or disinterested directors or otherwise, both as to action in his or her official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person subject to the limitations imposed from time to time by the Investment Company Act of 1940, as amended.

                  7.05 Insurance. This corporation shall have power to purchase and maintain insurance on behalf of any corporate representative against any liability asserted against him or her and incurred by him or her in such capacity or arising out of his or her status as such, whether or not the corporation would have the power to indemnify him or her against such liability under this by-law, provided that no insurance may be purchased or maintained to protect any corporate representative against liability for gross negligence, willful malfeasance, bad faith, or reckless disregard of the duties and obligations involved in the conduct of his or her office.

                  7.06 Definitions. "Corporate Representative" means an individual who is or was a director, officer, agent or employee of the corporation or who serves or served another corporation, partnership, joint venture, trust or other enterprise in one of these capacities at the request of the corporation and who, by reason of his or her position, is, was or is threatened to be made a party to a proceeding described herein.

         In  reference to Article  VII,  Section  7.01 of the  By-laws,  Section
180.0851 of the Wisconsin Business Corporation Law provides for mandatory indemnification (a) if a corporate representative was successful on the merits or otherwise in the defense of a proceeding, and (b) if the corporate representative was not successful on the merits or otherwise but the liability incurred was not the result of a breach or failure to perform a duty which constituted any of the following: (1) a willful failure to deal fairly with the corporation or its shareholders in connection with a matter in which the corporate representative has a material conflict of interest; (2) a violation of criminal law, unless the corporate representative had reasonable cause to believe his or her conduct was lawful or no reasonable cause to believe his or her conduct was unlawful; (3) a transaction from which the corporate representative derived an improper personal profit; or (4) willful misconduct.

         Insofar as indemnification for and with respect to liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person or Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28. Business and Other Connections of Investment Adviser


         Incorporated by reference to pages 10 through 14 of the Statement of Additional Information pursuant to Rule 411 under the Securities Act of 1933.


Item 29. Principal Underwriters

         Registrant has no principal underwriters.

Item 30. Location of Accounts and Records

         All accounts,  books, or other  documents  required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the physical possession of Registrant's Administrator, Fiduciary Management, Inc., at its corporate offices, 225 East Mason Street, Milwaukee, Wisconsin 53202, Registrant's investment adviser, Resource Capital Advisers, Inc., at its corporate offices, 300 International Centre, 900 Second Avenue South, Minneapolis, Minnesota 55402, the Eastcliff Growth Fund's portfolio manager, Winslow Capital Management, Inc., at its corporate offices, 4720 IDS Tower, 80 South Eighth Street, Minneapolis, Minnesota 55402, the Eastcliff Regional Small Capitalization Value Fund's portfolio manager, Woodland Partners LLC, at its corporate offices, 60 South Sixth Street, Suite 3750, Minneapolis, Minnesota 55402, or Firstar Trust Company, 615 East Michigan Street, Milwaukee, Wisconsin 53202.

Item 31. Management Services

         All management-related service contracts entered into by Registrant are discussed in Parts A and B of this Registration Statement.

Item 32. Undertakings

         Registrant undertakes to provide its Annual Report to Shareholders upon request without charge to any recipient of a Prospectus.

         With respect to shareholder meetings, Registrant undertakes to call shareholder meetings in accordance with the provisions of Article II of its Bylaws, which are discussed in Parts A and B of this Registration Statement.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis and State of Minnesota on the 30th day of October, 1998.


                                       EASTCLIFF FUNDS, INC.
                                       (Registrant)



                                       By:     /s/ Conley Brooks, Jr.
                                             Conley Brooks, Jr., President



         Pursuant to the requirements of the Securities Act of 1933, this Amended Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


                  Name                      Title                    Date
                  ----                      -----                    ----
  /s/ Conley Brooks, Jr.            Principal Executive,       October  30, 1998
------------------------------      Financial and
Conley Brooks, Jr.                  Accounting Officer
                                    and Director


  /s/ E. Thomas Welch               Vice President and         October  30, 1998
------------------------------       Director
E. Thomas Welch



  /s/ John J. Fauth                 Director                   October  30, 1998
------------------------------
John J. Fauth



  /s/ A. Skidmore Thorpe            Director                   October  30, 1998
------------------------------

A. Skidmore Thorpe



  /s/ Donald S. Wilson              Director                   October  30, 1998
------------------------------

Donald S. Wilson



  /s/ Rolf Engh                     Director                   October 30, 1998
------------------------------
Rolf Engh

                                  EXHIBIT INDEX


 Exhibit No.                                Exhibit                     Page No.


    (1.1) Registrant's Restated Articles of Incorporation, as amended*


    (1.2)      Articles of Amendment relating to Series D Common
               Stock of Eastcliff Funds, Inc.*

      (2)      Registrant's By-Laws, as amended*

      (3)      None

      (4)      None
    (5.1) Investment Advisory Agreement between Eastcliff Total Return Fund (formerly Fiduciary Total Return Fund) and Resource Capital Advisers, Inc.*

    (5.2) Investment Advisory Agreement between Eastcliff Growth Fund and Resource Capital Advisers, Inc. *
    (5.3) Sub-Advisory Agreement among Eastcliff Growth Fund, Resource Capital Advisers, Inc. and Winslow Capital Management, Inc. *

    (5.4) Sub-Advisory Agreement among Eastcliff Total Return Fund, Resource Capital Advisers, Inc. and Palm Beach Investment

               Advisers,  LLC. *

    (5.5) Investment Advisory Agreement between Eastcliff Regional Small Capitalization Value Fund and Resource Capital Advisers, Inc. *
    (5.6) Sub-Advisory Agreement among Eastcliff Regional Small Capitalization Value Fund, Resource Capital Advisers, Inc. and Woodland Partners LLC*

    (5.7) Investment Advisory Agreement between Eastcliff Contrarian Value Fund and Resource Capital Advisers, Inc.*

---------------------
     * Incorporated by reference

                             Exhibit Index - Page 1

 Exhibit No.                                Exhibit                     Page No.

    (5.8) Sub-Advisory Agreement among Eastcliff Contrarian Value Fund, Resource Capital Advisers, Inc. and Sasco
               Capital, Inc.*

      (6)      None

      (7)      None

    (8.1) Custodian Agreement between Eastcliff Total Return Fund (formerly Fiduciary Total Return Fund) and Firstar Trust Company*

    (8.2) Custodian Agreement between Eastcliff Growth Fund and Firstar Trust Company*

    (8.3) Custodian Agreement between Eastcliff Regional Small Capitalization Value Fund and Firstar Trust Company*

    (8.4) Custodian Agreement between Eastcliff Contrarian Value Fund and Firstar Trust Company.*

    (9.1) Administrative Agreement, including addendum, between Eastcliff Total Return Fund (formerly Fiduciary Total Return Fund) and Fiduciary Management, Inc. *

    (9.2) Administrative Agreement, including addendum, between Eastcliff Growth Fund and Fiduciary Management, Inc. *

    (9.3) Administrative Agreement, including addendum, between Eastcliff Regional Small Capitalization Value Fund and Fiduciary Management, Inc. *

    (9.4) Administrative Agreement, including addendum, between Eastcliff Contrarian Value Fund and Fiduciary
                Management, Inc.*

     (10)      Opinion of Foley & Lardner, Counsel for Registrant

------------------
     * Incorporated by reference.

                             Exhibit Index - Page 2

     (11)      Consent of  PricewaterhouseCoopers LLP

     (12)      None

     (13)      Subscription Agreement*

   (14.1) Eastcliff Funds (formerly Fiduciary Funds) Individual Retirement Account*

   (14.2)      Eastcliff Funds (formerly Fiduciary Funds) Defined
               Contribution Retirement Plan*

   (14.3)      Eastcliff Funds (formerly Fiduciary Funds) Simplified
               Employee Pension*
   (14.4) Eastcliff Funds Savings Incentive Match Program for Small Employers ("SIMPLE") Individual Retirement Account*

   (14.5)      Eastcliff Funds Section 403(b)(7) Retirement Plan*

   (15.1) Amended and Restated Servicing and Distribution Plan of Eastcliff Funds, Inc. *

   (15.2)      Servicing and Distribution Agreement*

     (16)      Schedule for Computation of Performance Quotations*

     (17)      Financial Data Schedule

     (18)      None

-----------------
     *Incorporated by reference.

                             Exhibit Index - Page 3